UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York	10019

(Address of principal executive offices)	(Zip code)

David A. Hartman, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, New York 10015
(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-827-7061

Date of fiscal year end:   October 31, 2007

Date of reporting period:   October 31, 2007

Item 1. Reports to Stockholders.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report
October 31, 2007

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio
– Investor Class – Premium Class – Class A – Select Class

TDAM U.S. Government Portfolio
– Investor Class – Class A

TDAM Municipal Portfolio
– Investor Class – Class A

TDAM California Municipal Money Market Portfolio
– Investor Class – Class A

TDAM New York Municipal Money Market Portfolio
– Investor Class – Class A

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS George F. Staudter† Independent Financial Consultant	Lawrence J. Toal Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple President, The Kevin Scott Dalrymple Foundation	Peter B. M. Eby Corporate Director

EXECUTIVE OFFICERS David A. Hartman President and Chief Executive Officer	Christopher Salfi Treasurer and Chief Financial Officer

William I. Song Chief Legal Officer † Interested Director	Michele R. Teichner Chief Compliance Officer

Service Providers

Investment Manager & Administrator TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent TD AMERITRADE Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036	Shareholder Servicing Agent TD AMERITRADE, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 1-800-669-3900

Custodian The Bank of New York One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Morrison & Foerster LLP 2000 Pennsylvania Avenue, N.W. Washington, DC 20006

2

TD ASSET MANAGEMENT USA FUNDS INC.

Fiscal Year 2007

 Commentary

Despite increased volatility, U.S. equity markets advanced over the fiscal year ended October 31, 2007, and outperformed bonds for another year. Investors remained largely focused on the Federal Reserve Open Market Committee (Federal Reserve) over the 12 months, as the central bank grappled with setting balanced monetary policy that would help the economy continue to grow while keeping inflation contained.

The financial markets’ strong finish to 2006 carried into the new year, as investors were optimistic to start 2007. Oil prices retreated from their record highs, signs emerged that the worst of the U.S. housing market slowdown might be over, and the Federal Reserve stopped raising interest rates.

Markets became unsettled in the early part of 2007, however, amid concern that the U.S. economy could weaken more than previously thought. Inflation showed no clear indication of easing, tempering expectations that the Federal Reserve would cut interest rates in the first half of the year to help shore up the economy. Still, equity markets found some support in continued merger and acquisition activity and solid corporate earnings growth.

Nevertheless, uncertainty resurfaced and investor sentiment turned negative mid-summer on fears that a global credit crunch, triggered by defaults in the U.S. subprime mortgage market, might dampen economic and earnings growth. Major central banks reacted quickly, injecting billions of dollars into the financial system to provide liquidity in response to the tighter credit conditions. Federal Reserve Chairman Ben Bernanke said that the Federal Reserve would “act as needed” to limit the impact of financial market turmoil on the economy. The Federal Reverve followed through by lowering the benchmark federal funds rate .50 of 1% in September — the first reduction in four years and first change since June 2006. It cut another .25 of 1% in October, taking the federal funds rate to 4.50%. The actions by the Federal Reserve and other central banks restored optimism that the fallout from the global credit crunch may be less severe than anticipated and the U.S. economy may continue to expand. As a result, financial markets bounced back in the final months of the fiscal year.

The two federal funds rate reductions calmed financial markets enough to return the focus to economic fundamentals. On that front, GDP (gross domestic product) in the calendar third quarter rose more than expected at a 4.9% annualized pace, helped by consumption, business investment, exports, government spending and non-residential construction. Despite the economy’s apparent resilience, the Federal Reserve said that “the pace of economic expansion will likely slow in the near term, partly reflecting the intensification of the housing correction.” The Federal Reserve expects the economy to improve later next year but sees some downside risks if the slowdown in the housing market spills into consumer and business spending.

As for inflation, the most recent readings remain fairly contained. The closely watched annual core rate of the Consumer Price Index rose to 2.2% in October from 2.1% in September. It was the first increase since January. Through the first 10 months of 2007, core inflation is running at 2.3%, compared with 2.8% in the same period last year. As well, the core rate of the Personal Consumption Expenditure Price Index, the preferred inflation measure of the Federal Reserve, came in at an annual rate of 1.8% in September, still within the Federal Reserve’s 1.0% to 2.0% comfort zone.

Looking ahead, however, Chairman Bernanke said there are upside risks from higher prices for oil and other commodities, as well as the weaker U.S. dollar. The price of oil reached $95 a barrel in October, up about 60% from a year ago, on falling inventories due to tight supply and a weak dollar. The dollar’s slide over the past several years versus most major currencies, including the British pound, euro and Canadian dollar, has continued in 2007, exacerbated by the Federal Reserve’s decision to reduce interest rates and expectations that rates could decline

3

further. Such expectations exist even though the Federal Reserve indicated it might hold off on reducing rates for some time.

Manufacturers also feel the pinch of rising energy prices, which increase costs and erode business confidence. The ISM manufacturing index fell to its lowest level in seven months in October on fewer orders and lower production, though it remained slightly above the 50 level, indicating modest expansion.

Aside from ongoing weakness in the manufacturing sector, job growth on the whole continues at a healthy pace. The economy produced 170,000 jobs in October, about double the total forecast, after adding 96,000 positions in September. The unemployment rate was 4.7% in October, up slightly from a five-year low of 4.4% in March. Overall, the composition of job growth in September was fairly solid, as the service sector remained strong, and fears that job growth in the financial sector would be hurt in the wake of the troubled mortgage market proved to be unfounded. One element of the unemployment report that should be positive from an inflation perspective is the year-over-year increase in the average hourly earnings, which eased to 3.8% in October from 4.1% in September.

Although economic growth is expected to slow in the months ahead to an annualized rate of around 2.0%, which is below the potential rate, it is a reasonable pace considering the maturity of the business cycle. Investors will continue to watch housing data in particular to gauge whether the slowdown in the sector and delinquencies on subprime mortgages have a dampening effect on consumer confidence, and by extension consumer spending – which accounts for two-thirds of economic activity.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

David A. Hartman
Managing Director
TD Asset Management USA Inc.

December 7, 2007

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser or TD AMERITRADE Institutional at 1-800-431-3500 or Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

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Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2007 through October 31, 2007).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Disclosure of Portfolio Expenses (Cont’d.) (Unaudited)

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Annualized Expense Ratios 5/1/07 to 10/31/07	Expenses Paid During Period* 5/1/07 to 10/31/07

TDAM Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,022.80	0.95%	$4.84
Hypothetical (5% Return before expenses)	1,000.00	1,020.42	0.95%	4.84

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,024.50	0.61%	3.11
Hypothetical (5% Return before expenses)	1,000.00	1,022.13	0.61%	3.11

TDAM Money Market Portfolio – Class A (commenced operations 5/24/07)

Actual	1,000.00	1,019.50	1.04%	4.60
Hypothetical (5% Return before expenses)	1,000.00	1,019.96	1.04%	5.30

TDAM Money Market Portfolio – Select Class (commenced operations 7/3/07)

Actual	1,000.00	1,016.00	0.63%	2.11
Hypothetical (5% Return before expenses)	1,000.00	1,022.03	0.63%	3.21

TDAM US Government Portfolio – Investor Class

Actual	1,000.00	1,021.90	0.95%	4.84
Hypothetical (5% Return before expenses)	1,000.00	1,020.42	0.95%	4.84

TDAM US Government Portfolio – Class A (commenced operations 5/30/07)

Actual	1,000.00	1,017.90	1.03%	4.41
Hypothetical (5% Return before expenses)	1,000.00	1,020.01	1.03%	5.24

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,013.80	1.00%	5.08
Hypothetical (5% Return before expenses)	1,000.00	1,020.16	1.00%	5.09

TDAM Municipal Portfolio – Class A (commenced operations 5/25/07)

Actual	1,000.00	1,011.50	1.10%	4.85
Hypothetical (5% Return before expenses)	1,000.00	1,019.66	1.10%	5.60

TDAM California Portfolio – Investor Class

Actual	1,000.00	1,013.50	1.01%	5.13
Hypothetical (5% Return before expenses)	1,000.00	1,020.11	1.01%	5.14

TDAM California Portfolio – Class A (commenced operations 6/5/07)

Actual	1,000.00	1,010.40	1.11%	4.55
Hypothetical (5% Return before expenses)	1,000.00	1,019.61	1.11%	5.65

TDAM New York Portfolio – Investor Class

Actual	1,000.00	1,013.10	1.09%	5.53
Hypothetical (5% Return before expenses)	1,000.00	1,019.71	1.09%	5.55

TDAM New York Portfolio – Class A (commenced operations 5/31/07)

Actual	1,000.00	1,010.40	1.21%	5.13
Hypothetical (5% Return before expenses)	1,000.00	1,019.11	1.21%	6.16

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). For those classes that were not open for the entire six-month period, actual expenses paid are based on the number of days since commencement of operations divided by 365.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/07 (unaudited)

	TDAM Money Market				TDAM U.S. Government

	Invests in high-quality money market securities.				Invests in securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.***

	Investor Class	Premium Class	Class A	Select Class	Investor Class	Class A

Seven-Day Yield*	4.33%	4.66%	4.25%	4.65%	4.06%	3.98%

Seven-Day Effective Yield*	4.42%	4.77%	4.34%	4.75%	4.14%	4.06%

Maturity Composition**
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

Portfolio Composition**
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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	TDAM Municipal		TDAM California Municipal Money Market		TDAM New York Municipal Money Market

	Invests primarily in high quality municipal securities that pay interest exempt from Federal Income Taxes.***		Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.***		Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.***

	Investor Class	Class A	Investor Class	Class A	Investor Class	Class A

Seven-Day Yield*	2.52%	2.44%	2.41%	2.33%	2.40%	2.32%

Seven-Day Effective Yield*	2.55%****	2.46%****	2.44%****	2.36%****	2.42%****	2.34%****

Maturity Composition**
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.

Portfolio Composition**
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and portfolio compositions are subject to change.
***	Income may be subject to federal alternative minimum tax.
****	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 3.92%, 4.34% and 4.21%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 3.78%, 4.20%, and 4.07%, respectively. This is assuming a 2007 maximum tax rate of 35% federal for the Municipal Portfolio, 44.3% federal and state for the California Municipal Money Market Portfolio, and 42.7% federal and state for the New York Municipal Money Market Portfolio.

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Table of Contents

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	15

TDAM Money Market Portfolio Schedule of Investments	21

TDAM U.S. Government Portfolio Schedule of Investments	27

TDAM Municipal Portfolio Schedule of Investments	29

TDAM California Municipal Money Market Portfolio Schedule of Investments	35

TDAM New York Municipal Money Market Portfolio Schedule of Investments	37

Notes to Schedules of Investments	39

Report of Independent Registered Public Accounting Firm	40

Directors and Officers Information	41

Notice to the Shareholders	43

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Individual Investors, Financial Reporting, Quarterly Portfolio Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

9

Statements of Assets and Liabilities
October 31, 2007

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Portfolio	TDAM New York Municipal Portfolio

ASSETS
Investments in securities, at value (including repurchase agreements of $835,430,000, $790,367,000, $0, $0, and $0, respectively) (Note 2)	$12,878,163,923	$2,470,752,237	$798,079,813	$332,157,181	$159,910,626
Cash	1,857,094	69,772	453,749	823,596	35,656
Receivable for capital shares sold	339,672,899	62,101,555	13,644,597	6,237,254	3,630,298
Interest receivable	65,933,512	5,558,219	4,996,124	1,814,720	1,072,845
Prepaid expenses	3,363,278	631,960	463,734	98,512	108,615

TOTAL ASSETS	13,288,990,706	2,539,113,743	817,638,017	341,131,263	164,758,040
LIABILITIES
Payable for securities purchased	—	108,956,130	40,226,600	25,133,750	5,030,950
Payable for capital shares redeemed	234,388,874	62,830,925	13,087,052	4,545,272	2,532,665
Payable to Investment Manager and its affiliates (Note 3)	9,063,819	1,786,851	596,014	240,504	113,584
Dividends payable to shareholders	3,204,613	302,728	74,822	31,282	13,138
Accrued expenses	543,396	96,739	50,630	40,690	28,859

TOTAL LIABILITIES	247,200,702	173,973,373	54,035,118	29,991,498	7,719,196

NET ASSETS	$13,041,790,004	$2,365,140,370	$763,602,899	$311,139,765	$157,038,844

Net assets consist of: Paid-in capital ($.0001 par value common stock, 33 billion, 14 billion, 10 billion, 10 billion and 10 billion shares authorized, respectively)	$13,041,910,550	$2,365,144,119	$763,686,379	$311,108,791	$157,010,116

Distributions in excess of net investment income	(431)	—	—	—	(3,718)

Accumulated net realized gains (losses) from security transactions	(120,115)	(3,749)	(83,480)	30,974	32,446

Net assets, at value	$13,041,790,004	$2,365,140,370	$763,602,899	$311,139,765	$157,038,844

Investor Class net asset value, redemption price and offering price per share (Note 2)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

	($9,551,893,048 ÷ 9,551,997,804 shares)	($1,989,556,475 ÷ 1,989,564,967 shares)	($704,039,169 ÷ 704,122,620 shares)	($293,405,848 ÷ 293,374,809 shares)	($147,209,796 ÷ 147,198,351 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

	($1,418,979,966 ÷ 1,418,995,830 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

	($1,360,331,783 ÷ 1,360,331,751 shares)	($375,583,895 ÷ 375,579,152 shares)	($59,563,730 ÷ 59,563,759 shares)	($17,733,917 ÷ 17,733,982 shares)	($9,829,048 ÷ 9,828,763 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$ 1.00	N/A	N/A	N/A	N/A

	($710,585,207 ÷ 710,585,165 shares)

Please see accompanying notes to financial statements.

10

Statements of Operations
For the Year Ended October 31, 2007
	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Portfolio	TDAM New York Municipal Portfolio
INVESTMENT INCOME
Interest income	$627,577,488	$102,487,204	$28,242,608	$11,210,753	$5,470,650

EXPENSES
Distribution fees (Note 3)	50,914,964	8,781,260	3,463,605	1,392,944	677,327
Shareholder servicing fees (Note 3)	25,688,928	4,845,740	1,918,983	772,136	375,771
Transfer agent fees (Note 3)	10,808,514	1,938,282	767,587	308,852	150,307
Investment management fees (Note 3)	9,570,968	1,836,782	767,587	308,852	150,307
Directors’ fees (Note 4)	29,239	20,758	21,050	17,602	18,976
Registration fees	4,341,135	369,946	381,562	115,982	107,691
Shareholder reports and mailing	1,218,861	253,989	63,885	22,831	19,880
Custody fees	729,931	134,863	59,700	55,292	16,920
Professional fees	198,117	58,024	40,341	34,889	44,970
Other expenses	92,964	33,510	20,437	13,904	6,330

TOTAL EXPENSES	103,593,621	18,273,154	7,504,737	3,043,284	1,568,479

Reduction in custody fees due to earnings credits (Note 2)	(24,842)	(7,149)	(750)	—	(390)

NET EXPENSES	103,568,779	18,266,005	7,503,987	3,043,284	1,568,089

NET INVESTMENT INCOME	524,008,709	84,221,199	20,738,621	8,167,469	3,902,561

NET REALIZED GAINS (LOSSES) FROM SECURITY TRANSACTIONS	(12,088)	(20,867)	67,746	30,910	32,446

NET INCREASE IN NET ASSETS FROM OPERATIONS	$523,996,621	$ 84,200,332	$20,806,367	$ 8,198,379	$3,935,007

Please see accompanying notes to financial statements. Statements of Changes in Net Assets

11

Statements of Changes in Net Assets

	TDAM MONEY MARKET PORTFOLIO		TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO
	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2007	Year Ended October 31, 2006

OPERATIONS:
Net investment income	$524,008,709	$339,519,172	$84,221,199	$63,341,984	$20,738,621	$18,144,865
Net realized gains (losses) from security transactions	(12,088)	(125,518)	(20,867)	316	67,746	(3,123)

Net increase in net assets from operations	523,996,621	339,393,654	84,200,332	63,342,300	20,806,367	18,141,742

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(434,582,416)	(299,104,134)	(81,187,312)	(63,341,984)	(20,434,334)	(18,144,865)
Premium Class	(75,035,277)	(40,415,038)	—	—	—	—
Class A	(10,478,679)	—	(3,033,887)	—	(304,287)	—
Select Class	(3,912,337)	—	—	—	—	—

Total Dividends to
Shareholders	(524,008,709)	(339,519,172)	(84,221,199)	(63,341,984)	(20,738,621)	(18,144,865))

CAPITAL SHARE TRANSACTIONS
($1.00 per share): Investor Class:
Proceeds from shares sold	41,439,655,857	32,490,316,271	8,311,956,490	6,932,172,879	2,954,708,201	3,010,717,797
Shares issued in
reinvestment of dividends	410,244,293	298,603,872	76,886,519	63,265,362	19,291,437	18,130,638
Payments for shares redeemed	(40,916,218,245)	(30,562,068,637)	(8,096,061,202)	(6,859,920,244)	(3,010,898,910)	(3,006,943,477)

Net increase (decrease) in net assets from investor class shares	933,681,905	2,226,851,506	292,781,807	135,517,997	(36,899,272)	21,904,958

Premium Class:
Proceeds from shares sold	2,625,362,870	1,795,254,888	—	—	—	—
Proceeds from merger*	—	1,032,143,699	—	—	—	—
Shares issued in
reinvestment of dividends	67,649,233	40,222,090	—	—	—	—
Payments for shares
redeemed	(2,733,853,660)	(1,407,783,290)	—	—	—	—

Net increase (decrease) in net assets from premium class shares	(40,841,557)	1,459,837,387	—	—	—	—

Class A:
Proceeds from shares sold	3,558,008,314	—	898,495,648	—	197,815,834	—
Shares issued in reinvestment of dividends	9,914,047	—	2,881,387	—	275,329	—
Payments for shares redeemed	(2,207,590,610)	—	(525,797,883)	—	(138,527,404)	—

Net increase in net assets from class A shares	1,360,331,751	—	375,579,152	—	59,563,759	—

Select Class:
Proceeds from shares sold	1,250,382,197	—	—	—	—	—
Shares issued in reinvestment of dividends	3,687,209	—	—	—	—	—
Payments for shares redeemed	(543,484,241)	—	—	—	—	—

Net increase in net assets from select class shares	710,585,165	—	—	—	—	—

Net increase in net assets from capital share transactions	2,963,757,264	3,686,688,893	668,360,959	135,517,997	22,664,487	21,904,958

TOTAL INCREASE IN NET ASSETS	2,963,745,176	3,686,563,375	668,340,092	135,518,313	22,732,233	21,901,835
NET ASSETS:
Beginning of year	10,078,044,828	6,391,481,453	1,696,800,278	1,561,281,965	740,870,666	718,968,831

End of year	$13,041,790,004	$10,078,044,828	$ 2,365,140,370	$1,696,800,278	$ 763,602,899	$ 740,870,666

Distributions in excess of net investment income	$ (431)	$(431)	$ —	$—	$—	$—

*	See Note 1 in Notes to Financial Statements.

Please see accompanying notes to financial statements. Statements of Changes in Net Assets

12

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL PORTFOLIO		TDAM NEW YORK MUNICIPAL PORTFOLIO
	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2007	Year Ended October 31, 2006

OPERATIONS:
Net investment income	$ 8,167,469	$ 7,583,761	$ 3,902,561	$ 3,526,469
Net realized gains from security transactions	30,910	5,549	32,446	109,325

Net increase in net assets from operations	8,198,379	7,589,310	3,935,007	3,635,794

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(8,069,137)	(7,583,761)	(3,874,123)	(3,530,148)
Class A	(98,332)	—	(28,438)	—
From net realized gain on security transactions
Investor Class	(5,549)	—	(99,228)	—

Total Dividends to Shareholders	(8,173,018)	(7,583,761)	(4,001,789)	(3,530,148)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,126,227,757	1,188,671,328	520,959,547	524,810,608
Shares issued in reinvestment of dividends	7,654,687	7,577,330	3,737,495	3,528,016
Payments for shares redeemed	(1,159,313,666)	(1,170,614,896)	(525,372,091)	(533,069,730)

Net increase (decrease) in net assets from investor class shares	(25,431,222)	25,633,762	(675,049)	(4,731,106)

Class A:
Proceeds from shares sold	56,445,622	—	20,258,261	—
Shares issued in reinvestment of dividends	85,004	—	26,284	—
Payments for shares redeemed	(38,796,644)	—	(10,455,782)	—

Net increase in net assets from class A shares	17,733,982	—	9,828,763	—

Net increase (decrease) in net assets from capital share transactions	(7,697,240)	25,633,762	9,153,714	(4,731,106)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,671,879)	25,639,311	9,086,932	(4,625,460)
NET ASSETS:
Beginning of year	318,811,644	293,172,333	147,951,912	152,577,372

End of year	$311,139,765	$318,811,644	$157,038,844	$147,951,912

Distributions in excess of net investment income	$—	$—	$(3,718)	$(3,718)

Please see accompanying notes to financial statements. Financial Highlights

13

Financial Highlights
For the Year or period ended October 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gains (Losses) on Investments		Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains
TDAM Money Market Portfolio
Investor Class
2007	$1.00	$0.045	$ —		$0.045	$(0.045)	$ —
2006	1.00	0.040	—		0.040	(0.040)	—
2005	1.00	0.022	0.000	*	0.022	(0.022)	(0.000	)*
2004	1.00	0.005	—		0.005	(0.005)	—
2003	1.00	0.006	0.000	*	0.006	(0.006)	(0.000	)*
Premium Class[1]
2007	$1.00	$0.048	$ —		$0.048	$(0.048)	$ —
2006	1.00	0.031	—		0.031	(0.031)	—
Class A2
2007	$1.00	$0.020	$ —		$0.020	$(0.020)	$ —
Select Class[3]
2007	$1.00	$0.016	$ —		$0.016	$(0.016)	$ —

TDAM U.S. Government Portfolio
Investor Class
2007	$1.00	$0.044	$ —		$0.044	$(0.044)	$ —
2006	1.00	0.039	—		0.039	(0.039)	—
2005	1.00	0.021	0.000	*	0.021	(0.021)	(0.000	)*
2004	1.00	0.004	—		0.004	(0.004)	—
2003	1.00	0.006	0.000	*	0.006	(0.006)	(0.000	)*
Class A4
2007	$1.00	$0.018	$ —		$0.018	$(0.018)	$ —

TDAM Municipal Portfolio
Investor Class
2007	$1.00	$0.027	$ —		$0.027	$(0.027)	$ —
2006	1.00	0.024	—		0.024	(0.024)	—
2005	1.00	0.014	—		0.014	(0.014)	—
2004	1.00	0.004	—		0.004	(0.004)	—
2003	1.00	0.005	—		0.005	(0.005)	—
Class A5
2007	$1.00	$0.011	$ —		$0.011	$(0.011)	$ —

TDAM California Municipal Portfolio
Investor Class
2007	$1.00	$0.026	$ 0.000	*	$0.026	$(0.026)	$(0.000	)*
2006	1.00	0.024	—		0.024	(0.024)	—
2005	1.00	0.015	0.000	*	0.015	(0.015)	(0.000	)*
2004	1.00	0.005	—		0.005	(0.005)	—
2003	1.00	0.004	—		0.004	(0.004)	—
Class A6
2007	$1.00	$0.010	$ —		$0.010	$(0.010)	$ —

TDAM New York Municipal Portfolio
Investor Class
2007	$1.00	$0.026	$ 0.001		$0.027	$(0.026)	$(0.001)
2006	1.00	0.024	—		0.024	(0.024)	—
2005	1.00	0.015	—		0.015	(0.015)	—
2004	1.00	0.004	—		0.004	(0.004)	—
2003	1.00	0.004	0.000	*	0.004	(0.004)	(0.000	)*
Class A7
2007	$1.00	$0.010	$ —		$0.010	$(0.010)	$ —

	Net Total Dividends and Distributions	Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
TDAM Money Market Portfolio
Investor Class
2007	$(0.045)	$1.00	4.57%	$9,551,893	0.94%	0.94%	4.48%
2006	(0.040)	1.00	4.10%	8,618,222	0.88%	0.90%	4.06%
2005	(0.022)	1.00	2.20%	6,391,481	0.82%	0.91%	2.17%
2004	(0.005)	1.00	0.52%	6,252,453	0.82%	0.91%	0.49%
2003	(0.006)	1.00	0.65%	8,907,243	0.77%	0.90%	0.64%
Premium Class[1]
2007	$(0.048)	$1.00	4.92%	$1,418,980	0.60%	0.60%	4.81%
2006	(0.031)	1.00	3.15%	1,459,823	0.56%‡	0.56%‡	4.64%‡
Class A2
2007	$(0.020)	$1.00	1.95%	$1,360,332	1.04%‡	1.04%‡	4.45%‡
Select Class[3]
2007	$(0.016)	$1.00	1.60%	$ 710,585	0.63%‡	0.63%‡	4.81%‡

TDAM U.S. Government Portfolio
Investor Class
2007	$(0.044)	$1.00	4.45%	$1,989,556	0.94%	0.94%	4.35%
2006	(0.039)	1.00	3.97%	1,696,800	0.91%	0.93%	3.93%
2005	(0.021)	1.00	2.11%	1,561,282	0.82%	0.92%	2.09%
2004	(0.004)	1.00	0.45%	1,484,805	0.82%	0.92%	0.45%
2003	(0.006)	1.00	0.56%	1,568,884	0.78%	0.92%	0.55%
Class A4
2007	$(0.018)	$1.00	1.79%	$ 375,584	1.03%‡	1.03%‡	4.12%‡

TDAM Municipal Portfolio
Investor Class
2007	$(0.027)	$1.00	2.74%	$704,039	0.98%	0.98%	2.70%
2006	(0.024)	1.00	2.47%	740,871	0.92%	0.95%	2.44%
2005	(0.014)	1.00	1.38%	718,969	0.81%	0.93%	1.37%
2004	(0.004)	1.00	0.39%	740,484	0.81%	0.93%	0.38%
2003	(0.005)	1.00	0.48%	718,450	0.76%	0.92%	0.48%
Class A5
2007	$(0.011)	$1.00	1.15%	$ 59,564	1.10%‡	1.10%‡	2.58%‡

TDAM California Municipal Portfolio
Investor Class
2007	$(0.026)	$1.00	2.68%	$293,406	0.98%	0.98%	2.65%
2006	(0.024)	1.00	2.47%	318,812	0.89%	0.95%	2.44%
2005	(0.015)	1.00	1.51%	293,172	0.70%	0.94%	1.51%
2004	(0.005)	1.00	0.46%	259,312	0.70%	0.94%	0.46%
2003	(0.004)	1.00	0.45%	255,965	0.65%	0.94%	0.45%
Class A6
2007	$(0.010)	$1.00	1.04%	$ 17,734	1.11%‡	1.11%‡	2.54%‡

TDAM New York Municipal Portfolio
Investor Class
2007	$(0.027)	$1.00	2.70%	$147,210	1.04%	1.04%	2.60%
2006	(0.024)	1.00	2.44%	147,952	0.91%	0.98%	2.40%
2005	(0.015)	1.00	1.48%	152,577	0.70%	0.97%	1.48%
2004	(0.004)	1.00	0.43%	140,319	0.70%	0.97%	0.43%
2003	(0.004)	1.00	0.46%	150,324	0.65%	0.96%	0.45%
Class A7
2007	$(0.010)	$1.00	1.04%	$ 9,829	1.21%‡	1.21%‡	2.43%‡

*	Amount represents less than $0.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. This return is not annualized.
‡	Annualized.
1.	Premium Class shares commenced operations on February 27, 2006.
2.	Class A shares commenced operations on May 24, 2007.
3.	Select Class shares commenced operations on July 3, 2007.
4.	Class A shares commenced operations on May 30, 2007.
5.	Class A shares commenced operations on May 25, 2007.
6.	Class A shares commenced operations on June 5, 2007.
7.	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2007

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nine portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”), and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On December 11, 2006, the Board of Directors approved the reclassification and designation of the shares of the five Portfolios as follows:

Authorized Shares
TDAM Money Market Portfolio — Investor Class	11 billion
TDAM Money Market Portfolio — Premium Class	6 billion
TDAM Money Market Portfolio — Class A	14 billion
TDAM Money Market Portfolio — Select Class	2 billion
TDAM U.S. Government Portfolio — Investor Class	12 billion
TDAM U.S. Government Portfolio — Class A	8 billion
TDAM Municipal Portfolio — Investor Class	5 billion
TDAM Municipal Portfolio — Class A	5 billion
TDAM New York Municipal Money Market Portfolio — Investor Class	8 billion
TDAM New York Municipal Money Market Portfolio — Class A	2 billion
TDAM California Municipal Money Market Portfolio — Investor Class	8 billion
TDAM California Municipal Money Market Portfolio — Class A	2 billion

On September 24, 2007, the Board of Directors approved the reclassification and designation of the shares of the five Portfolios as follows:

Authorized Shares
TDAM Money Market Portfolio — Investor Class	17 billion
TDAM Money Market Portfolio — Premium Class	6 billion
TDAM Money Market Portfolio — Class A	8 billion
TDAM Money Market Portfolio — Select Class	2 billion
TDAM U.S. Government Portfolio — Investor Class	8 billion
TDAM U.S. Government Portfolio — Class A	6 billion
TDAM Municipal Portfolio — Investor Class	5 billion
TDAM Municipal Portfolio — Class A	5 billion
TDAM California Municipal Money Market Portfolio — Investor Class	8 billion
TDAM California Municipal Money Market Portfolio — Class A	2 billion
TDAM New York Municipal Money Market Portfolio — Investor Class	8 billion
TDAM New York Municipal Money Market Portfolio — Class A	2 billion

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2007

On February 27, 2006, pursuant to a shareholder vote, the Money Market Plus Portfolio of TD Waterhouse Plus Funds, Inc. transferred substantially all of its assets to the Money Market Portfolio in a tax-free exchange for Premium Class shares of the Money Market Portfolio having an aggregate net asset value equal to the value of the Money Market Plus Portfolio’s assets and the assumption by the Money Market Portfolio of the Money Market Plus Portfolio’s liabilities. As a result of this merger, 1,032,143,699 shares of the Money Market Plus Portfolio were exchanged for 1,032,143,699 shares of the Premium Class shares of the Money Market Portfolio on a one for one basis.

Upon the business combination of such Funds on February 27, 2006, the value of the Money Market Plus Portfolio combined with the Money Market Portfolio was $7,943,222,776.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2007, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Company’s “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2007

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

Effective May 14, 2007, TD AMERITRADE Clearing, Inc. became the transfer agent to the Investor Class, Premium Class, Class A and Select Class of the Money Market Portfolio and the Investor Class and Class A of each other Portfolio. The Board of Directors of the Company, at a meeting held on December 11, 2006, approved TD AMERITRADE Clearing, Inc. as the transfer agent to the above-referenced classes of the Portfolios. For such services, each Portfolio and class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan under Rule 12b-1 of the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. (“12b-1 Fees”). These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE Clearing, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”). The Distribution Fees paid for the year ended October 31, 2007 for the Investor Class of the Money Market, U.S. Government, Municipal, California and New York Portfolios were $43,696,515, $8,391,137, $3,401,200, $1,372,454 and $671,124, respectively; for Class A of the Money Market, U.S. Government, Municipal, California and New York Portfolios were $1,256,178, $390,123, $62,405, $20,490, and $6,203, respectively; for the Premium Class of the Money Market Portfolio was $5,694,113; and for the Select Class of the Money Market Portfolio was $268,158, in each case, all of which was retained by TD AMERITRADE Clearing, Inc.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2007

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly,

2.	a meeting fee of $4,375 for each meeting attended in person,

3.	a meeting fee of $3,000 for each meeting attended by telephone,

4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended, and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2007 and 2006, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Money Market Portfolio	2007	$ —	$524,008,709	$ —	$524,008,709
	2006	—	339,519,172	—	339,519,172
U.S. Government Portfolio	2007	—	84,221,199	—	84,221,199
	2006	—	63,341,984	—	63,341,984
Municipal Portfolio	2007	20,738,621	—	—	20,738,621
	2006	18,144,865	—	—	18,144,865
California Portfolio	2007	8,167,469	—	5,549	8,173,018
	2006	7,583,761	—	—	7,583,761
New York Portfolio	2007	3,902,561	98,289	939	4,001,789
	2006	3,530,148	—	—	3,530,148

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2007

As of October 31, 2007, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Distributable Earnings (Accumulated Loss)
Money Market Portfolio	$ —	$42,956,164	$ —	$(150,581)	$(42,926,129)	$(120,546)
U.S. Government Portfolio	—	8,022,204	—	(20,867)	(8,005,086)	(3,749)
Municipal Portfolio	1,696,096	—	—	(83,319)	(1,696,257)	(83,480)
California Portfolio	663,784	—	21,060	—	(653,870)	30,974
New York Portfolio	302,179	—	32,446	—	(305,897)	28,728

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2013	2014	2015	Total
Money Market Portfolio	$12,975	$125,518	$12,088	$150,581
U.S. Government Portfolio	—	—	20,867	20,867
Municipal Portfolio	80,196	3,123	—	83,319

During the year ended October 31, 2007, the TDAM Municipal Portfolio utilized capital loss carryforwards to offset capital gains of $67,746.

Note 7 — New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Portfolio does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the Statement of Changes in Net Assets for a fiscal period.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – October 31, 2007

Note 8 — Subsequent Event

Subsequent to October 31, 2007, an affiliate of the Investment Manager purchased at amortized cost plus accrued interest from the Money Market Portfolio a security with a face value of $300,000,000. Although this holding remained eligible to be held by the Money Market Portfolio, because of current conditions in the credit markets, including the illiquidity of certain types of instruments that have direct or indirect exposure to the residential mortgage market, including the security, the Investment Manager determined that it would be advisable to sell the security. Because of the absence of liquidity in the market for the security, the Board of Directors determined that it would not be in the best interest of the Money Market Portfolio and its shareholders to dispose of the security in the market and authorized the sale of the security to the affiliate of the Investment Manager for cash at amortized cost plus accrued interest. In order to do this, the Investment Manager and its affiliate sought and received “no action” relief from the Securities and Exchange Commission staff. The transaction had no impact on the net asset value of the Money Market Portfolio’s shares.

20

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS
	ASSET-BACKED OBLIGATIONS—15.7%
$63,978,000	Aquinas Funding LLC, due 11/14/07 (Credit: MBIA; Rabobank Nederland) (Note E)	5.42	$ 63,854,629
170,000,000	Aquinas Funding LLC, due 11/27/07 (Credit: MBIA; Rabobank Nederland) (Note E)	5.90	169,275,611
23,000,000	Aquinas Funding LLC, due 1/31/08 (Credit: MBIA; Rabobank Nederland)	5.33	22,698,259
74,500,000	CAFCO, LLC, due 3/5/08 (Note E)	6.03	72,986,719
300,000,000	CORSAIR Trust 1 - 1020, due 9/5/08 (Credit: MBIA; Sigma; JPMorgan Chase Bank, N.A.) (Note E)	6.52	300,000,000
44,300,000	CRC Funding, LLC, due 12/6/07 (Note E)	5.12	44,081,638
100,000,000	CRC Funding, LLC, due 1/24/08 (Note E)	6.03	98,623,333
50,000,000	Govco Inc., due 11/19/07 (GTY: Govco; Citibank, N.A.) (Note E)	5.10	49,873,250
100,000,000	Govco Inc., due 12/13/07 (GTY: Govco; Citibank, N.A.) (Note E)	5.13	99,408,500
152,992,219	LEAFs, LLC, 5.32%, due 11/20/07 (Credit: AIG Financial Products Corp.) (Notes A, E)	5.32	152,992,143
50,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 11/7/07 (Credit: Bank of America, N.A.) (Note E)	5.19	49,957,083
225,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 11/28/07 (Credit: Bank of America, N.A.) (Note E)	5.99	224,004,375
101,468,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 11/30/07 (Credit: Bank of America, N.A.) (Note E)	6.24	100,965,311
75,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 12/5/07 (Credit: Bank of America, N.A.) (Note E)	6.16	74,570,042
55,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 12/20/07 (Credit: Bank of America, N.A.) (Note E)	5.22	54,614,465
235,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 4.93%, due 11/28/07 (Notes A, E)	4.85	235,079,000
37,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 5.15%, due 11/6/07 (Notes A, E)	5.15	37,000,763
15,476,030	Prestige Auto Receivables Trust 2007-1, Cl. A-1, due 8/15/08 (GTY: FSA) (Note E)	5.36	15,476,030
150,000,000	RACERS Trust, Ser. 2004-6-MM, 5.05%, due 11/23/07 (Credit: Lehman Brothers Holdings, Inc.) (Notes A, E)	5.05	150,000,000
8,903,162	Santander Drive Auto Receivables Trust 2007-1, Cl. A-1, due 4/15/08 (Credit: FGIC; Bank of America, N.A.)	5.32	8,903,162
30,088,000	Ticonderoga Funding, LLC, due 11/7/07 (Credit: Bank of America, N.A.)	4.80	30,063,930

			2,054,428,243

	BROKER/DEALER OBLIGATIONS—12.0%
20,000,000	Bear Stearns Companies, Inc., 5.23%, due 11/5/07 (Note A)	5.23	20,002,832
148,000,000	Bear Stearns Companies, Inc., 5.15%, due 11/15/07 (Note A)	5.12	148,020,767
91,000,000	Bear Stearns Companies, Inc., 4.88%, due 11/28/07 (Note A)	4.88	91,000,000
55,810,000	Bear Stearns Companies, Inc., 5.16%, due 1/29/08 (Note A)	5.04	55,842,100
248,000,000	Goldman Sachs Group, Inc., 5.16%, due 11/15/07 (Notes A, E)	5.16	248,008,203
6,000,000	Lehman Brothers Holdings, Inc., 5.08%, due 11/23/07 (Note A)	5.01	6,001,993
122,500,000	Lehman Brothers Holdings, Inc., 5.19%, due 12/27/07 (Note A)	5.19	122,500,000
45,000,000	Merrill Lynch & Co., Inc., 5.21%, due 11/5/07 (Note A)	5.10	45,035,005
141,000,000	Merrill Lynch & Co., Inc., 5.23%, due 11/15/07 (Note A)	5.19	141,043,286
100,000,000	Merrill Lynch & Co., Inc., 5.03%, due 11/26/07 (Note A)	5.03	100,000,000
88,000,000	Morgan Stanley, 4.93%, due 11/1/07 (Note A)	4.88	88,031,648
71,575,000	Morgan Stanley, 5.25%, due 11/5/07 (Note A)	5.18	71,605,491
105,000,000	Morgan Stanley, 5.21%, due 11/5/07 (Note A)	5.15	105,000,000
6,600,000	Morgan Stanley, 5.20%, due 11/5/07 (Note A)	5.08	6,645,516

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$254,000,000	Morgan Stanley, 5.22%, due 11/15/07 (Note A)	5.22	$ 254,000,000
55,000,000	Morgan Stanley, 4.91%, due 11/27/07 (Note A)	4.79	55,045,367

			1,557,782,208

	FINANCE & INSURANCE OBLIGATIONS—3.3%
200,000,000	American Express Credit Corp., 5.23%, due 11/5/07 (Note A)	5.23	200,000,000
59,000,000	CIT Group, Inc., due 12/5/07	5.39	58,707,458
11,000,000	HSBC Finance Corp., 4.94%, due 11/26/07 (Note A)	4.90	11,002,149
4,100,000	Kokomo Grain Co., Inc., Ser. 2002-A, 4.84%, due 11/7/07 (LOC: General Electric Capital Corp.) (Notes A, C, E)	4.84	4,100,000
50,000,000	MBIA Global Funding, LLC, due 2/11/08 (GTY: MBIA)	5.41	50,000,000
10,754,000	Meridian Funding Co., LLC, Extendible MTN, 4.97%, due 11/28/07 (GTY: MBIA) (Note A)	4.97	10,754,000
99,000,000	Sigma Finance Inc., due 11/13/07 (Note E)	5.58	98,818,500

			433,382,107

	FUNDING AGREEMENTS—2.1%
275,000,000	Metropolitan Life Insurance Co., 5.47%, due 1/1/08 (Notes A, B)	5.47	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.1%
10,000,000	Frontenac Properties, Inc., 5.00% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	5.00	10,000,000

	LOAN PARTICIPATIONS—2.6%
50,000,000	Army and Air Force Exchange Service, 4.83%, due 12/19/07 (Note B)	4.83	50,000,000
100,000,000	Army and Air Force Exchange Service, 4.97%, due 12/27/07 (Note B)	4.97	100,000,000
100,000,000	Army and Air Force Exchange Service, 5.00%, due 1/29/08 (Note B)	5.00	100,000,000
47,600,000	AXA Equitable Life Insurance Company, 5.26%, due 1/21/08 (Notes A, B)	5.26	47,600,000
38,000,000	California Institute of Technology, due 11/1/07	4.83	38,000,000
3,000,000	Perseverance Associates LP, 5.42%, due 11/5/07 (GTY: Prudential Insurance Co. of America) (Note B)	5.42	3,000,000

			338,600,000

	TOTAL CORPORATE OBLIGATIONS—35.8%		4,669,192,558

	BANK OBLIGATIONS
	BANK COMMERCIAL PAPER–0.8%
66,000,000	Irish Life & Permanent PLC, 5.30%, due 11/2/07 (Note E)	5.32	65,990,522
40,000,000	Irish Life & Permanent PLC, 5.18%, due 12/10/07 (Note E)	5.18	39,777,917

			105,768,439

	BANK NOTES—35.9%
220,000,000	Allied Irish Banks, PLC, 5.00%, due 11/19/07 (Notes A, E)	5.00	220,000,000
90,000,000	Bank of New York Co., Inc., 4.88%, due 11/27/07 (Note A)	4.88	90,000,000
125,000,000	Bank of Scotland, PLC, 5.09%, due 11/7/07 (Note A)	5.09	125,000,000
260,000,000	Bayerische Landesbank GZ, 4.95%, due 11/26/07 (Note A)	4.95	260,000,000
147,500,000	BNP Paribas, 5.33%, due 11/07/07 (Note A)	5.33	147,500,000
50,000,000	BNP Paribas, 5.50%, due 11/19/07 (Note A)	5.49	50,003,268
372,000,000	Canadian Imperial Bank of Commerce, 5.18%, due 11/15/07 (Note A)	5.18	372,000,000
10,000,000	Commonwealth Bank of Australia, 4.91%, due 11/26/07 (Note A)	4.91	10,000,000
200,000,000	Credit Agricole S.A., 5.18%, due 12/24/07 (Note A)	5.18	200,000,000
270,000,000	Credit Agricole S.A., 5.14%, due 1/23/08 (Note A)	5.14	270,000,000
200,000,000	Danske Bank A/S, 4.97%, due 11/20/07 (Note A)	4.96	200,000,000
300,000,000	Fortis Bank, 5.17%, due 1/22/08 (Note A)	5.17	300,000,000
268,000,000	Irish Life & Permanent PLC, 5.05%, due 11/21/07 (Note A)	5.01	268,060,214
204,600,000	Irish Life & Permanent PLC, 5.02%, due 11/23/07 (Note A)	4.99	204,639,439
80,000,000	JPMorgan Chase & Co., 5.11%, due 11/2/07 (Note A)	5.11	80,000,000

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$150,000,000	National Australia Bank, 5.11%, 11/7/07 (Note A)	5.11	$ 150,001,931
195,000,000	Rabobank Nederland, 5.52%, due 11/15/07 (Note A)	5.52	195,000,000
250,000,000	Royal Bank of Canada, 5.12%, due 11/1/07 (Note A)	5.12	250,000,000
69,000,000	Royal Bank of Canada, 5.17%, due 11/13/07 (Note A)	5.17	69,006,616
100,000,000	Societe Generale, 5.11%, due 11/2/07 (Note A)	5.11	100,001,480
112,000,000	Svenska Handelsbanken AB, 5.06%, due 11/13/07 (Note A)	5.06	112,000,000
175,000,000	Svenska Handelsbanken AB, 4.97%, due 11/21/07 (Note A)	4.97	175,000,000
61,600,000	Wells Fargo & Co., 5.18%, due 11/2/07 (Note A)	5.38	61,600,071
99,000,000	Wells Fargo & Co., 5.12%, due 11/19/07 (Note A)	5.12	99,000,000
175,000,000	Wells Fargo & Co., 5.41%, due 11/15/07 (Note A)	5.41	175,000,000
25,895,000	Wells Fargo & Co., due 3/10/08	5.21	25,796,529
185,000,000	WestLB AG, NY, 5.18%, due 11/13/07 (Note A)	5.18	185,000,000
95,000,000	Westpac Banking Corp., NY, 5.78%, due 12/11/07 (Note A)	5.77	95,003,769
168,000,000	Westpac Banking Corp., NY, 5.10%, due 11/6/07 (Note A)	5.10	168,000,514
20,000,000	Westpac Banking Corp., NY, 5.05%, due 11/16/07 (Note A)	5.05	20,000,000

			4,677,613,831

	DOMESTIC BANK SUPPORTED OBLIGATIONS—3.3%
5,135,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	5,135,000
3,920,000	Anacortes Class Assets, LLC, Ser. 2003A, 5.16% (LOC: Bank of America, N.A.) (Note C)	4.90	3,920,000
10,165,000	B.F. Ft. Myers, Inc., B.F. South, Inc., UB Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	10,165,000
3,600,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 5.05% (LOC: Bank of New York) (Note C)	4.98	3,600,000
935,000	Butler County Surgical Properties, LLC, Adj. Rate Tax. Secs., Ser. 1999, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	935,000
15,630,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 4.98% (LOC: Wachovia Bank, N.A.) (Note C)	4.91	15,630,000
1,700,000	CEGW, Inc., Ser. 1999, 5.22% (LOC: PNC Bank, N.A.) (Note C)	5.75	1,700,000
4,770,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	4,770,000
1,810,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 4.92% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.92	1,810,000
15,400,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 4.92% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.85	15,400,000
12,060,000	Country Class Assets, LLC Tax., Ser. 2004A, 4.75% (LOC: Bank of America, N.A.) (Note C)	4.68	12,060,000
5,735,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005-A, 4.90% (LOC: Comerica Bank) (Note C)	4.83	5,735,000
1,400,000	D & I Properties, LLC, Tax. Adj. Rate Demand Bonds, Ser. 2004, 4.80% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.73	1,400,000
4,100,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	4,100,000
3,280,000	Dayton Freight Lines, Inc., Ser. 2001, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	3,280,000
7,280,000	Dayton Freight Lines, Inc., Ser. 2007, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	7,280,000
27,030,000	Dominican Sisters, St. Mary’s of the Springs, Tax., Ser. 2000, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	27,030,000
4,105,000	EXAL Corp., Ser. 2001, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	4,105,000
4,655,000	EXAL Corp., Ser. 2003, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	4,655,000
3,675,000	Galloway Co., Tax., Ser. 2003, 5.07% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.00	3,675,000

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$3,910,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	$ 3,910,000
6,025,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax. Secs., Ser. 2003, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	6,025,000
1,382,200	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	1,382,200
10,365,000	HDM Holdings, LLC, Adj. Rate Tax. Secs., Ser. 2007, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	10,365,000
6,695,000	ILH, LLC, Adj. Rate Tax. Secs., Ser. 2005, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	6,695,000
19,730,000	Inter Mountain Cable, Inc., Ser. 2006, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	19,730,000
3,780,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	3,780,000
3,060,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	3,060,000
3,208,000	Kern Water Bank Authority, Tax. Adj. Rate. Demand Rev. Bonds, Ser. 2003B, 4.92% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.85	3,208,000
12,700,000	Lakewood Senior Campus, LLC, Adj. Rate Tax. Secs., 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	12,700,000
900,000	Lauren Co., LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003, 4.92% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.85	900,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 4.86% (LOC: Wachovia Bank, N.A.) (Note C)	4.79	55,000,000
6,800,000	Mikrotec CATV, LLC, Adj. Rate Tax. Secs., Ser. 2005, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	6,800,000
5,120,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 4.87% (LOC: Fifth Third Bank) (Note C)	4.94	5,120,000
4,725,000	New Plaza Management, LLC, Adj. Rate Tax. Demand Notes, Ser. 2003, 4.92% (LOC: U.S. Bank, N.A.) (Note C)	4.85	4,725,000
5,000,000	North Fountain View Development Co., LLC, Adj. Rate Tax. Secs., Ser. 2005, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	5,000,000
16,300,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	16,300,000
27,000,000	Olympic Club, CA (The), Tax. Var. Rate Demand Bonds, Ser. 2007, 4.90% (LOC: MBIA Insured; Bank of America, N.A.) (Note C)	4.83	27,000,000
1,375,000	PCP Investors, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 4.92% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.85	1,375,000
17,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 11/5/07 (LIQ: JPMorgan Chase Bank, N.A.)	5.07	16,990,461
7,810,000	Riddle Memorial Hospital Health Care Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 4.94% (LOC: PNC Bank, N.A.) (Notes C, E)	4.86	7,810,000
13,850,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	13,850,000
2,100,000	Savannah College of Art & Design, Inc. (The), Tax. Adj. Rev. Bonds, Ser. 2004, 4.90% (LOC: Bank of America, N.A.) (Note C)	4.83	2,100,000
7,535,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	7,535,000
4,900,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	4,900,000
2,495,000	Sound Class Assets, LLC, Ser. 2003A, 5.16% (LOC: Bank of America, N.A.) (Note C)	5.09	2,495,000
3,650,000	Stech LLP, Tax. Adj. Rate Bonds, Ser. 1998, 5.15% (LOC: PNC Bank, N.A.) (Note C)	5.08	3,650,000
5,000,000	Towne Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	5,000,000

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$9,050,000	Triad Group, Inc., Ser. 1997, 5.25% (LOC: Wachovia Bank, N.A.) (Note C)	5.18	$ 9,050,000
10,900,000	Turfway Park, LLC, Tax., Ser. 2001, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	10,900,000
5,700,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	5,700,000
3,700,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	3,700,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2005, 4.92% (LOC: Wells Fargo Bank, N.A.) (Note C)	4.85	1,500,000
2,000,000	Willow Interests, LLC, Et Al., Adj. Rate Tax. Secs., Ser. 2005, 4.94% (LOC: Fifth Third Bank) (Note C)	4.94	2,000,000
2,700,000	Yuengling Beer Co., Inc., Ser. 1999A, 5.15% (LOC: PNC Bank, N.A.) (Notes C, E)	5.08	2,700,000

			429,340,661

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—6.1%
75,000,000	Barclays Bank PLC, 5.15%, due 4/9/08	5.16	75,003,248
100,000,000	Chase Bank PLC, 5.13%, 4/14/08	5.13	100,000,000
200,000,000	Credit Suisse, 5.35%, due 2/14/08	5.35	200,002,839
100,000,000	Credit Suisse, 5.35%, due 2/14/08	5.25	100,030,105
32,000,000	Deutsche Bank AG, 4.82%, due 11/13/07 (Note A)	4.85	31,999,209
50,000,000	Deutsche Bank AG, 5.30%, due 2/20/08	5.20	50,009,325
50,000,000	Deutsche Bank AG, 5.29%, due 2/20/08	5.20	50,007,861
100,000,000	Harris N.A., 5.35%, due 12/13/07	5.36	99,998,864
30,000,000	JPMorgan Chase & Co., 3.625%, due 5/1/08	5.38	29,755,813
13,500,000	Rabobank Nederland, 5.24%, due 11/21/07	5.25	13,499,745
49,000,000	Rabobank Nederland, 5.18%, due 12/20/07	5.31	48,990,381

			799,297,390

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT–3.7%
150,000,000	Barclays Bank PLC, 5.27%, due 5/19/08	5.27	150,003,954
200,000,000	BNP Paribas, 5.20%, due 12/10/07	5.19	200,002,083
40,000,000	Deutsche Bank AG, 5.30%, due 1/14/08	5.24	39,999,377
100,000,000	Deutsche Bank AG, 5.30%, due 2/19/08	5.30	100,000,000

			490,005,414

	FOREIGN BANK SUPPORTED OBLIGATIONS—5.4%
50,000,000	Bank of Scotland PLC, 5.20%, due 11/1/07 (GTY: Bank of Scotland) (Note A)	5.20	50,000,000
237,000,000	Bank of Scotland PLC, 5.58%, due 11/20/07 (GTY: Bank of Scotland) (Note A)	5.58	237,000,015
75,000,000	Bank of Scotland PLC, 5.28%, due 12/24/07 (GTY: Bank of Scotland) (Note A)	5.28	75,000,000
75,000,000	Societe Generale North America, Inc., due 12/27/07 (GTY: Societe Generale)	5.17	74,403,833
150,000,000	Societe Generale North America, Inc., due 2/29/08 (GTY: Societe Generale)	5.36	147,425,000
100,000,000	UBS Finance (Delaware) Inc., due 3/18/08 (GTY: UBS AG)	5.37	97,995,167
19,000,000	Westpac Banking Corp., 5.07%, due 12/13/07 (GTY: UBS AG)	5.11	18,887,615

			700,711,630

	TOTAL BANK OBLIGATIONS—55.2%		7,202,737,365

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	CA Infrastructure & Economic Development Bank, Tax. Adj. Rate Demand (Surtec, Inc. Proj.), Ser. 2003B, 4.96%, (LOC: Comerica Bank) (Note C)	4.89	1,800,000
11,584,000	CT HFA, Housing Mortgage Finance Program Bonds, Tax., Ser. 1998 F-1, 4.90% (Credit: Landesbank Hessen-Thueringen GZ; AMBAC) (Note C)	4.90	11,584,000
7,800,000	Florence, KY Industrial Building Rev., Ser. 2005A, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	7,800,000
3,980,000	Florence, KY Industrial Building Rev., Ser. 2005B, 4.94% (LOC: Fifth Third Bank) (Note C)	4.87	3,980,000

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$5,490,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 4.96% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.89	$ 5,490,000
17,000,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 4.90% (LOC: Northern Trust Company) (Note C)	4.83	17,000,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 6.98% (LOC: Bank of America, N.A.) (Note C)	6.98	1,000,000
5,965,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 4.75% (Credit: FGIC; Bank of America, N.A.) (Note C)	4.68	5,965,000
17,700,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 4.98% (LOC: Wachovia Bank, N.A.) (Note C)	4.91	17,700,000
4,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 4.92% (LOC: Wachovia Bank, N.A.) (Note C)	4.85	4,000,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 4.80% (LOC: Bank of America, N.A.) (Note C)	4.73	9,400,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 4.86% (LOC: Bank of America, N.A.) (Note C)	4.79	8,340,000
23,560,000	NYC HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), Ser. 2002A, 4.80% (LOC: Bayerische Landesbank GZ) (Note C)	4.72	23,560,000
16,000,000	State of Texas, Veterans’ Housing Assistance Prog., Tax. Refunding Bonds, Fund II, Ser. 2006C, 4.80% (SBPA: DEPFA Bank PLC) (Note C)	4.80	16,000,000
27,685,000	State of Texas, Veterans’ Land Refunding Bonds Tax., GO, Ser. 2002, 4.80% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	5.15	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Rev. Refunding Bonds, Ser. 2002C, 4.87% (Credit: FSA; Dexia Credit Local, S.A.) (Note C)	4.87	7,700,000
1,800,000	Westmoreland Cty. IDA PA, Tax. Adj. Rate Demand Rev. Bonds (Excela Health Proj.), Ser. 2005D, 4.89% (LOC: Wachovia Bank N.A.) (Note C)	4.82	1,800,000

	TAXABLE MUNICIPAL OBLIGATIONS—1.3%		170,804,000

	REPURCHASE AGREEMENTS—6.4%
300,000,000	Bank of America
	•4.93% dated 10/31/07, due 11/1/07 in the amount of $300,041,083
	•fully collateralized by various U.S. government obligations, coupon range 5.50%-6.00%, maturity range 3/1/37-10/1/37, value $306,000,000	4.93	300,000,000
200,000,000	Citigroup
	•4.82% dated 10/31/07, due 11/1/07 in the amount of $200,026,778
	•fully collateralized by various U.S. government obligations, coupon range 4.50%-6.50%, maturity range 6/1/18-10/1/36, value $204,000,000	4.82	200,000,000
335,430,000	Deutsche Bank
	•4.95% dated 10/31/07, due 11/1/07 in the amount of $335,476,123
	•fully collateralized by various U.S. government obligations, coupon range 5.50%-7.00%, maturity range 11/1/13-8/1/37, value $342,138,600	4.95	335,430,000

			835,430,000

	TOTAL INVESTMENTS (Cost $12,878,163,923) —98.7%		12,878,163,923

	OTHER ASSETS AND LIABILITIES, NET—1.3%		163,626,081

	NET ASSETS—100.0%		$13,041,790,004

Please see accompanying notes to financial statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—34.1%
$36,000,000	Mortgage-backed Discount Notes, due 11/1/07	5.25	$ 36,000,000
225,031,700	Mortgage-backed Discount Notes, due 11/1/07	5.24	225,031,700
30,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.28	29,864,800
40,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.10	39,820,444
13,000,000	Mortgage-backed Discount Notes, due 12/3/07	4.74	12,945,689
20,000,000	Mortgage-backed Discount Notes, due 12/5/07	5.19	19,903,667
20,000,000	Mortgage-backed Discount Notes, due 12/20/07	5.24	19,863,867
239,344,900	Mortgage-backed Discount Notes, due 1/2/08	4.68	237,440,512
39,900,000	Mortgage-backed Discount Notes, due 2/1/08	4.57	39,439,621
70,325,250	Mortgage-backed Discount Notes, due 2/1/08	4.55	69,516,510
25,000,000	Notes, 5.15%, due 11/21/07	5.22	24,998,742
12,000,000	Notes, 4.75%, due 2/1/08	5.25	12,000,000
20,000,000	Notes, 4.75%, due 2/1/08	5.24	19,953,174
10,000,000	Notes, 5.75%, due 2/15/08	5.25	10,011,470
10,000,000	Notes, 4.891%, due 6/11/08 (Note F)	5.25	10,003,732

			806,793,928

	FEDERAL FARM CREDIT BANK—0.4%
10,000,000	Notes, 6.00%, due 6/11/08	6.00	10,087,573

	FEDERAL HOME LOAN BANK—16.7%
16,400,000	Notes, due 11/7/07	5.19	16,385,992
77,000,000	Notes, due 11/18/07 (Note A)	5.44	77,023,914
40,000,000	Notes, due 11/20/07	4.81	39,899,722
25,000,000	Notes, due 11/23/07 (Note A)	5.36	25,000,000
50,000,000	Notes, due 1/10/08	5.24	49,997,551
50,000,000	Notes, due 1/11/08	4.72	49,540,472
74,415,000	Notes, due 1/30/08	4.88	74,425,274
3,000,000	Notes, 3.45%, due 4/1/08 (Note F)	5.18	2,978,077
14,000,000	Notes, 4.43%, due 4/7/08 (Note F)	5.22	13,950,709
10,000,000	Notes, 5.38%, due 4/9/08 (Note F)	5.26	10,000,000
3,000,000	Notes, 4.00%, due 4/18/08 (Note F)	5.20	2,983,523
1,000,000	Notes, 4.25%, due 4/21/08 (Note F)	5.20	995,525
2,600,000	Notes, 4.00%, due 4/25/08 (Note F)	5.20	2,600,000
3,455,000	Notes, 4.565%, due 4/29/08 (Note F)	5.20	3,444,085
25,000,000	Notes, 5.375%, due 8/20/08 (Note F)	5.36	25,000,000

			394,224,844

	FREDDIE MAC—6.3%
79,819,000	Mortgage-backed Discount Notes, due 1/7/08	5.23	79,062,127
50,000,000	Mortgage-backed Discount Notes, due 1/14/08	4.71	49,521,570
20,000,000	Mortgage-backed Discount Notes, due 3/20/08	5.19	19,613,833
1,770,000	Notes, 3.375%, due 4/23/08 (Note F)	5.20	1,754,917

			149,952,447
	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—1.7%

2,217,518	Hainan Airlines Co. Ltd. U.S. Gov’t. Gtd. Notes, Ser. 2001-01, due 12/15/07 (Note A)	5.69	2,217,518
37,111,701	U.S. Gov’t Gtd. Ship Financing Notes, Ser. 2002-2 Notes (Totem Ocean Trailer Express, Inc.), due 11/15/07 (Note A)	5.64	37,108,927

			39,326,445

	U.S. GOVERNMENT SECURITIES—11.9%
80,000,000	Army and Air Force Exchange Service, 4.93%, due 11/1/07	4.93	80,000,000
50,000,000	Army and Air Force Exchange Service, 5.05%, due 11/26/07 (Note B)	5.05	50,000,000
90,000,000	Army and Air Force Exchange Service, 5.05%, due 11/28/07 (Note B)	5.05	90,000,000
60,000,000	Army and Air Force Exchange Service, 5.03%, due 12/18/07 (Note B)	5.03	60,000,000

			280,000,000

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	REPURCHASE AGREEMENTS—33.4%
$300,000,000	Bank of America
	• 4.93% dated 10/31/07, due 11/1/07 in the amount of $300,041,083
	• fully collateralized by various U.S. government obligations, coupon range 5.00%-5.50%, maturity range 11/1/35-05/1/37, value $306,000,000	4.93	$ 300,000,000
200,000,000	Citigroup
	• 4.82% dated 10/31/07, due 11/1/07 in the amount of $200,026,778
	• fully collateralized by various U.S. government obligations, coupon range 4.50%-5.50%, maturity range 10/1/10-6/1/37, value $204,000,000	4.82	200,000,000
150,367,000	Deutsche Bank
	• 4.95% dated 10/31/07, due 11/1/07 in the amount of $150,387,675
	• fully collateralized by various U.S. government obligations, coupon range 4.50%-7.00%, maturity range 11/1/18-10/1/37, value $153,374,341	4.95	150,367,000
140,000,000	Morgan Stanley
	• 4.90% dated 10/31/07, due 11/1/07 in the amount of $140,019,056
	• fully collateralized by various U.S. government obligations, coupon range 5.00%-6.00%, maturity range 6/1/19-4/1/37, value $142,800,000	4.90	140,000,000

			790,367,000

	TOTAL INVESTMENTS (Cost $2,470,752,237)—104.5%		2,470,752,237

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(4.5)%		(105,611,867)

	NET ASSETS—100.0%		$2,365,140,370

Please see accompanying notes to financial statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:
	ALABAMA—2.5%
$2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 3.50% (LOC: Bank of America, N.A.) (Note C)	3.50	$ 2,955,000
7,600,000	Auburn IDB Rev. Bonds (Nikki Amer Fuel Sys) 3.47% (LOC: Fifth Third Bank) (Note C)	4.05	7,600,000
2,530,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.), Ser. 1998, 3.43% (LOC: Citibank, N.A.) (Note C)	3.43	2,530,000
1,335,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 3.73% (LOC: Regions Bank) (Note C)	3.73	1,335,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 3.54% (LOC: US Bank, N.A.) (Note C)	3.54	4,650,000

			19,070,000

	ARKANSAS—0.1%
535,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.60% (LOC: Wachovia Bank, N.A.) (Note C)	3.60	535,000

	CALIFORNIA—4.9%
27,339,523	Freddie Mac MFC Rev. Bonds, Ser. M001, 3.63% (LIQ: Freddie Mac) (Notes C, E)	3.63	27,339,523
10,000,000	GO RAN, 4.00%, due 6/30/08	3.37	10,040,900

			37,380,423

	COLORADO—1.4%
1,875,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 3.53% (LOC: US Bank) (Note C)	3.52	1,875,000
5,000,000	Denver City & County Airport Rev. Bonds, 3.35% (LIQ: Bank of New York) (Notes C, E)	3.35	5,000,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 3.51% (LOC: Bank One, N.A.) (Note C)	3.51	2,000,000
1,700,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 3.53% (LOC: Wells Fargo Bank) (Note C)	3.53	1,700,000

			10,575,000

	DISTRICT OF COLUMBIA—0.5%
20,000	HFA Rev. Bonds, Ser. D, 3.40% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.40	20,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.52% (LIQ: Citibank, N.A.) (Notes C, E)	3.52	4,000,000

			4,020,000

	FLORIDA—3.6%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.31% (LOC: Fannie Mae) (Note C)	3.31	7,025,000
240,000	Gulf Coast Univ. Fin. Rev. Bonds, 4.25%, due 8/1/08 (Insured: MBIA)	3.74	240,891
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.31% (LOC: Fannie Mae) (Note C)	3.31	2,500,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.34% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.34	7,800,000
10,000,000	Polk Cty. IDA Rev. Bonds, 3.53% (LOC: Wells Fargo Bank) (Note C)	3.53	10,000,000

			27,565,891

	GEORGIA—0.3%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.60% (LOC: Wachovia Bank, N.A.) (Note C)	3.60	1,400,000
750,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.), Ser. 1998, 3.48% (LOC: Bank of America, N.A.) (Note C)	3.48	750,000

			2,150,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	ILLINOIS—7.8%
$4,530,000	Chicago Enterprise Zone Rev. Bonds, 3.53% (LOC: Harris Trust and Savings Bank) (Note C)	3.53	$ 4,530,000
19,310,000	Chicago Water Rev. Bonds (MERLOT) 3.61%, put 1/16/08 (LIQ: Wachovia Bank, N.A.) (Note E)	3.61	19,310,000
5,595,000	Chicago MFH Rev. Bonds (Coppin House Proj.) 3.55% (LOC: Harris Trust, N.A.) (Note C)	3.55	5,595,000
200,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.59% (LOC: LaSalle Bank, N.A.) (Note C)	3.59	200,000
300,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.55% (LOC: LaSalle Bank, N.A.) (Note C)	3.55	300,000
10,995,000	Dupage & Cooke Ctys. GO Bonds (MUNITOPS) 3.50% (LIQ: ABN-AMRO Bank) (Notes C, E)	3.50	10,995,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.50% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.50	2,100,000
475,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.57% (LOC: LaSalle Bank, N.A.) (Note C)	3.57	475,000
1,010,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.57% (LOC: LaSalle Bank, N.A.) (Note C)	3.57	1,010,000
2,380,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.40% (LOC: LaSalle Bank, N.A.) (Note C)	3.40	2,380,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.58% (LOC: LaSalle Bank, N.A.) (Note C)	3.58	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.56% (LOC: PNC Bank, N.A.) (Note C)	3.56	5,000,000
1,400,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.50% (LOC: Bank of America, N.A.) (Note C)	3.50	1,400,000
2,400,000	Will Cty. Fac. Rev. Bonds, 3.64% (BP Amoco Chemical) (Note C)	3.64	2,400,000

			59,325,000

	INDIANA—10.2%
24,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.51%, due 12/5/07 (LOC: Landesbank Hessen-Theuringen GZ)	3.51	24,000,000
300,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.55% (LOC: US Bank, N.A.) (Note C)	3.55	300,000
2,650,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 3.57% (LOC: LaSalle Bank, N.A.) (Note C)	3.57	2,650,000
1,000,000	Fort Wayne Hosp. Auth. Rev. Bonds, 5.25%, due 11/15/07 (Insured: MBIA)	3.70	1,000,563
2,570,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.62%, due 12/20/07 (GIC: AIG Funding Inc.)	3.62	2,570,000
20,000,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 3.66%, due 12/6/07 (LOC: JPMorgan Chase Bank, N.A.)	3.66	20,000,000
16,665,000	Indianapolis Airport Auth. Rev. Bonds, CP Notes, 3.47%, due 12/7/07 (LOC: State Street Bank; Fortis Bank)	3.46	16,665,000
8,000,000	MFH Rev. Bonds (Washington Pointe Proj.) 3.47% (LOC: Fifth Third Bank) (Note C)	3.47	8,000,000
1,095,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.68% (LOC: Bank One, N.A.) (Note C)	3.68	1,095,000
1,300,000	Whiting Env. Fac. Rev. Bonds (Amoco Oil Co. Proj.), Ser. 2001, 3.64% (Note C)	3.64	1,300,000

			77,580,563

	IOWA—1.7%
650,000	Dubuque (Jeld-Wen Inc. Proj.), Ser. 1988, 3.59% (LOC: LaSalle Bank, N.A.) (Note C)	3.59	650,000
5,000,000	Fin. Auth. IDRB (Cone Ent Proj.) 3.48% (LOC: Wells Fargo Bank) (Note C)	3.48	5,000,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 3.50% (LOC: Wells Fargo Bank) (Note C)	3.50	4,998,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$2,000,000	Fin. Auth. Rev. Bonds (Embria Health) 3.53% (LOC: Wells Fargo Bank) (Note C)	3.53	$ 2,000,000

			12,648,000

	KANSAS—0.2%
1,435,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 3.39% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.39	1,435,000

	KENTUCKY—5.1%
32,430,000	Danville Multi-City Lease Rev. Bonds, 3.77%, due 2/7/08 (LOC: Fifth Third Bank)	3.77	32,430,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.62% (LOC: SunTrust Bank) (Note C)	3.62	4,700,000
1,530,000	Property & Buildings Commission Rev. Bonds, 5.00%, due 8/1/08 (Insured: MBIA)	3.65	1,545,025

			38,675,025

	LOUISIANA—4.6%
4,900,000	Calcasieu Parish IDA Bond (Citgo Petroleum) 3.64% (LOC: BNP Paribas) (Note C)	3.64	4,900,000
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 3.49% (LOC: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.49	15,405,000
14,550,000	New Orleans Sales Tax Rev. Bonds, 3.31% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	3.31	14,550,000

			34,855,000

	MAINE—0.1%
895,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 3.53% (LOC: SunTrust Bank) (Note C)	3.53	895,000

	MASSACHUSETTS—0.3%
2,405,000	IDRB (Frequency & Time Sys.) 3.35% (LOC: Wells Fargo & Co.) (Note C)	3.35	2,405,000

	MICHIGAN—1.4%
8,300,000	HDA Rev. Bonds, 3.53% (LOC: FHLB) (Note C)	3.53	8,300,000
1,520,000	Lowell IDRB (Litehouse Proj.) 3.60% (LOC: Fifth Third Bank) (Note C)	3.60	1,520,000
865,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.54% (LOC: Fifth Third Bank) (Note C)	3.54	865,000

			10,685,000

	MINNESOTA—6.1%
3,000,000	Eden Prairie MFH Rev. Bonds, 3.53% (LOC: LaSalle Bank, N.A.) (Note C)	3.53	3,000,000
10,000,000	HFA Rev. Bonds, 3.62%, put 11/6/07 (Insured: MBIA)	3.62	10,000,000
14,000,000	HFA Rev. Bonds, 3.78%, put 8/11/08	3.78	14,000,000
16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 3.53% (LOC: LaSalle Bank, N.A.) (Note C)	3.58	16,950,000
2,700,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 3.53% (LOC: LaSalle Bank, N.A.) (Note C)	4.02	2,700,000

			46,650,000

	MISSISSIPPI—0.0%
200,000	Business Fin. Corp. IDRB (Lehman- Roberts Co.Proj.), Ser. A, 3.53% (LOC: Bank of America, N.A.) (Note C)	3.53	200,000

	MISSOURI—1.5%
7,465,000	HEFA TRANS, 4.00%, due 11/2/07	3.49	7,465,102
750,000	IDRB (Filtration Group Inc.) 3.59% (LOC: LaSalle Bank, N.A.) (Note C)	3.59	750,000
3,000,000	Pub. Util. Rev. Notes, 4.75%, due 9/1/08 (GIC: Fifth Third Bank)	3.80	3,022,997

			11,238,099

	NEW JERSEY—1.9%
3,500,000	Elizabeth GO BANS, 4.25%, 6/19/08	3.70	3,511,708
10,000,000	Transit Corp. COP, 5.50%, due 9/15/08 (Insured: AMBAC)	3.66	10,155,322

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$635,000	EDA Rev. Bonds (Accurate Box Co.) 3.53% (LOC: Wells Fargo Bank) (Note C)	3.53	$ 635,000

			14,302,030

	NEW MEXICO—0.1%
500,000	Albuquerque IDRB (CVI Laser Corp. Proj.), Ser. 1998, 3.53% (LOC: Bank of America, N.A.) (Note C)	3.53	500,000

	NORTH DAKOTA—0.6%
4,500,000	Grand Forks Sales Tax Rev. Bonds, 5.70%, prerefunded 12/15/07 @ 100 (Note D)	3.68	4,510,609

	OKLAHOMA—2.0%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 3.59% (LOC: Bank of America, N.A.) (Note C)	3.59	2,850,000
12,620,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 3.65%, put 3/3/08 (SBPA: Bank of America, N.A.)	3.65	12,620,000

			15,470,000

	OREGON—0.2%
1,640,000	EDR Bonds (Antelope Acquisition Proj.) 3.63% (LOC: US Bank, N.A.) (Note C)	3.63	1,640,000

	PENNSYLVANIA—7.0%
785,000	Exeter GO Bonds, 4.75%, due 7/15/08 (Insured: AMBAC)	3.78	790,196
6,000,000	Philadelphia GO TRANS, 4.50%, due 6/30/08	3.67	6,031,935
1,000,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 3.43% (LOC: Wachovia Bank, N.A.) (Note C)	3.43	1,000,000
14,700,000	PA State Higher Education, Ser. A, 3.35%	4.07	14,700,000
1,445,000	State Pub. Sch. Building Auth. Rev. Bonds, 4.25%, due 11/1/07 (Insured: AMBAC)	3.84	1,445,000
29,548,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. A, 3.70% due 11/15/07 (LOC: Dexia Credit Local)	3.70	29,548,000

			53,515,131

	SOUTH CAROLINA—1.4%
2,300,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 3.64% (Note C)	3.64	2,300,000
800,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 3.65% (LOC: Deutsche Bank) (Note C)	3.65	800,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.), Ser. 97, 3.60% (LOC: Wachovia Bank, N.A.) (Note C)	3.60	4,000,000
1,000,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.), Ser. 2006, 3.56% (LOC: PNC Bank, N.A.) (Note C)	3.56	1,000,000
1,175,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 3.60% (LOC: Wachovia Bank, N.A.) (Note C)	3.60	1,175,000
1,660,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.), Ser. 1999B, 3.56% (LOC: PNC Bank, N.A.) (Note C)	3.56	1,660,000

			10,935,000

	TENNESSEE—0.1%
950,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.45% (LOC: Bank of America, N.A.) (Note C)	3.45	950,000

	TEXAS—11.8%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.50% (LIQ: Fannie Mae) (Note C)	3.50	6,000,000
5,000,000	Gulf Coast IDA Rev. Bonds (Citgo Petroleum Corp.) 3.64% (LOC: Calyon) (Note C)	3.64	5,000,000
1,800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Project) 3.64% (Note C)	3.64	1,800,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Project) Ser. B, 3.64% (Note C)	3.64	1,500,000

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$12,800,000	Harris Cty. HFC Rev. Bonds, 3.31% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	3.31	$ 12,800,000
3,000,000	Harris Cty. IDC Rev. Bonds (Exxon Project) 3.60% (Note C)	3.60	3,000,000
20,150,000	Houston Hotel Occupancy CP Notes, 3.45% due 1/11/08 (LOC: Bank of New York)	3.45	20,150,000
7,200,000	Hsg. & Community Rev. Bonds (Villas at Henderson Proj.) 3.34% (LOC: Citigroup, N.A.) (Note C)	3.34	7,200,000
7,000,000	Manor ISD GO Bonds (MUNITOPS 2006-59) 3.50%, (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.50	7,000,000
14,825,000	Northside ISD GO Bonds (MUNITOPS 2006-23) 3.50% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.50	14,825,000
1,600,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.53% (LOC: Bank of America, N.A.) (Note C)	3.53	1,600,000
3,840,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.48% (LOC: Bank One, N.A.) (Note C)	3.48	3,840,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.), Ser. 1998, 3.53% (LOC: Bank of America, N.A.) (Note C)	3.53	2,000,000
3,450,000	West Side Calhoun Cnty. Nav. Rev. Bonds (BP Chemicals) Ser. 1996, 3.64% (Note C)	3.64	3,450,000

			90,165,000

	UTAH—6.4%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.38% (LOC: DEPFA Bank) (Note C)	3.38	24,000,000
5,000,000	Hsg. Rev. Bonds (Pointe Apts. Proj.) 3.51% (LOC: US Bank, N.A.) (Note C)	3.51	5,000,000
20,000,000	Intermountain Power Agency Rev. Bonds, 3.65%, put 12/3/07 (LIQ: Morgan Stanley Bank)	3.65	20,000,000

			49,000,000

	VARIOUS STATES—4.3%
22,395,985	Freddie Mac MFC Rev. Bonds, Ser. M002, 3.63% (LIQ: Freddie Mac) (Notes C, E)	3.63	22,395,985
10,617,357	Freddie Mac MFC Rev. Bonds, Ser. M008, 3.63% (LIQ: Freddie Mac) (Notes C, E)	3.63	10,617,357

			33,013,342

	VIRGINIA—1.2%
8,000,000	Chesapeake GO Bonds (Eagle Trust), Ser. 98-4601, 3.52% (LIQ: Citigroup, N.A.) (Notes C, E)	3.52	8,000,000
1,200,000	King George Cty. Rev. Bonds (Birchwood Power Proj.) 3.71% (LOC: Bank of Nova Scotia) (Note C)	3.71	1,200,000

			9,200,000

	WASHINGTON—9.2%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 3.44% (LOC: US Bank, N.A.) (Note C)	3.44	800,000
9,320,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 3.50% (LOC: Fannie Mae) (Note C)	3.50	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.50% (LOC: Fannie Mae) (Note C)	3.50	6,200,000
6,365,000	HFC Rev. Bonds (Eagle’s Landing Apt. Proj.) 3.50% (LOC: Fannie Mae) (Note C)	3.50	6,365,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.31% (LOC: Bank of America, N.A.) (Note C)	3.31	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.), Ser. A, 3.50% (LOC: Fannie Mae) (Note C)	3.50	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.), Ser. A, 3.63% (LOC: US Bank, N.A.) (Note C)	3.63	2,250,000
2,000,000	HFC Rev. Bonds (Twin Ponds Proj.) 3.50% (LOC: US Bank, N.A.) (Note C)	3.50	2,000,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.), Ser. A, 3.50% (LOC: Fannie Mae) (Note C)	3.50	4,620,000
1,425,000	Kitsap Cty. IDA Rev. Bonds, 3.53% (LOC: Wells Fargo Bank) (Note C)	3.53	1,425,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$900,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.63% (LOC: US Bank, N.A.) (Note C)	3.63	$ 900,000
10,000,000	Port of Seattle Rev. Bonds, Ser. 2001B1, 3.55%, due 1/18/07 (LOC: Bank of America, N.A.)	3.55	10,000,000
4,000,000	Port of Seattle Rev. Bonds, Ser. 2001B2, 3.70%, due 11/16/07 (LOC: Bayerische Landesbank GZ)	3.70	4,000,000
18,505,000	Public Power Supply Rev. Bonds (MERLOT) 3.61%, put 2/1/08 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.61	18,505,000

			70,085,000

	WEST VIRGINIA—0.9%
7,000,000	Pub. Energy Auth. Rev. Bonds (Morgantown Assoc. Proj) 3.69%, due 12/14/07 (LOC: Dexia Credit Local)	3.69	7,000,000

	WISCONSIN—0.8%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.73% (LOC: Bank One, N.A.) (Note C)	3.73	3,000,000
1,620,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.73% (LOC: Bank One, N.A.) (Note C)	3.73	1,620,000
1,800,000	Superior IDRB (Amsoil Proj.) 3.53% (LOC: Wells Fargo Bank) (Note C)	3.53	1,800,000

			6,420,000

	WYOMING—0.4%
3,300,000	Lincoln Cnty. PCR Rev. Bonds (Exxon Proj.) Ser. B, 3.60% (Note C)	3.60	3,300,000

	PUERTO RICO—3.9%
30,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC: Bank of Nova Scotia; BNP Paribas; Fortis Bank; Banco Bibao Vizcaya Argentaria, S.A.; KBC Bank; Banco Santander)	3.37	30,185,700

	TOTAL MUNICIPAL OBLIGATIONS (Cost $798,079,813) —104.5%		798,079,813

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(4.5)%		(34,476,914)

	NET ASSETS—100.0%		$763,602,899

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CALIFORNIA—96.6%
$3,100,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.47% (LOC: Allied Irish Bank, PLC) (Note C)	3.47	$ 3,100,000
3,300,000	Alameda Cty. IDA Rev. Bonds (Convergent Laser) 3.47% (LOC: Comerica Bank, N.A.) (Note C)	3.47	3,300,000
3,235,000	Baldwin Park COP, 3.31% (LOC: Allied Irish Bank, PLC) (Note C)	3.31	3,235,000
2,860,000	Center USD GO Bonds (Putter 1861) 3.45% (LIQ: JPMorgan Chase Bank) (Notes C, E)	3.45	2,860,000
4,450,000	Chaffey Community College Dist. GO Bonds (Putter 925) 3.45% (LIQ: JPMorgan Chase Bank) (Notes C, E)	3.45	4,450,000
10,000,000	Econ. Rec. Bonds, Ser. C11, 3.10% (LOC: BNP Paribas) (Note C)	3.10	10,000,000
25,610,298	Freddie Mac MFC Rev. Bonds, Ser. M001, 3.63% (LIQ: Freddie Mac) (Notes C, E)	3.63	25,610,298
10,733,284	Freddie Mac MFC Rev. Bonds, Ser. M007, 3.63% (LIQ: Freddie Mac) (Notes C, E)	3.63	10,733,284
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 3.37% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.37	2,985,000
10,000,000	GO RAN, 4.00%, due 6/30/08	3.37	10,040,900
14,900,000	HFA Rev. Bonds, Ser. IIIG, 3.15% (LIQ: Fannie Mae) (Note C)	3.12	14,900,000
5,000,000	Huntington Beach USD GO Bonds, 3.34% (LIQ: Wachovia Bank) (Notes C, E)	3.34	5,000,000
2,760,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.53% (LOC: Comerica Bank, N.A.) (Note C)	3.53	2,760,000
1,605,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.53% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.47	1,605,000
6,255,000	Infrastructure & EDR Bonds (Alegacy Food Servive Prods.) 3.50% (LOC: Comerica Bank, N.A.) (Note C)	3.50	6,255,000
1,500,000	Infrastructure & EDR Bonds, Ser. A, 3.47% (LOC: Comerica Bank, N.A.) (Note C)	3.53	1,500,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.46% (LOC: Fannie Mae) (Note C)	3.46	7,700,000
9,000,000	Lancaster Redev. Agency Rev. Bonds (Lehman Liq.) 3.25% (LIQ: Lehman Brothers Holding, Inc.) (Notes C, E)	3.25	9,000,000
19,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 3.46% (LOC: FHLB) (Note C)	3.46	19,000,000
5,000,000	Los Angeles Cty. Metropolitan Transportation Rev. Bonds, 3.30%, due 12/5/07 (LOC: Dexia Credit Local, BNP Paribas)	3.30	5,000,000
4,700,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts. Proj.) 3.58% (LOC: Bank of America, N.A.) (Note C)	3.58	4,700,000
2,200,000	Los Angeles Dept. of Airports Rev. Bonds, 3.49% (LOC: BNP Paribas) (Note C)	3.49	2,200,000
9,440,000	Los Angeles Harbor Dept. Rev. Bonds (MERLOT) 3.37% (LIQ: Bank of New York) (Notes C, E)	3.37	9,440,000
4,300,000	Los Angeles MFH Rev. Bonds (Watts/Athens Apts. Proj.) 3.46% (LOC: FHLB) (Note C)	3.46	4,300,000
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds (Eagle Trust) 3.48% (LIQ: Citigroup, N.A.) (Notes C, E)	3.46	7,000,000
5,291,000	Merced Irrigation Dist. Rev. Bonds, 7.45%, prerefunded 3/1/08 @ 102 (Note D)	3.70	5,459,849
15,270,000	Northern CA Transmission CP Notes, 3.43%, due 1/18/08 (LIQ: WestLB AG)	3.43	15,270,000
200,000	Ontario IDA Rev. Bonds (Winsford Partners ) Ser. A, 3.28% (LOC: Citigroup, N.A.) (Note C)	3.28	200,000
18,000,000	Port of Oakland CP Notes, Ser. D, 3.35%, due 1/18/07 (LOC: BNP Paribas; Lloyds TSB Bank)	3.35	18,000,000
275,000	Port of Oakland Rev. Bonds, Ser. K, 5.25%, due 11/1/07 (Insured: FGIC)	3.55	275,000
2,165,000	Public Works Rev. Bonds (Putters 610) 3.45% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.45	2,165,000
13,550,000	Riverside Cty. COP Notes, 3.57%, due 12/12/07 (LOC: Bank of America, N.A.)	3.57	13,550,000

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 3.32% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.32	$ 3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT), Ser. 2000 A10, 3.32% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.32	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.32% (LOC: Allied Irish Bank, PLC) (Note C)	3.32	1,000,000
5,000,000	San Diego Hsg. Rev. Bonds, 3.49% (LOC: Citigroup, N.A.) (Note C)	3.49	5,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.45% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	2.13	13,500,000
950,000	San Francisco City & County Hsg. Rev. Bonds (Derek Silva Community) 3.48% (LOC: Citibank, N.A.) (Note C)	3.48	950,000
3,020,000	San Rafael Redev. Agency Rev. Bonds, Ser A., 3.28% (LOC: Citigroup, N.A.) (Note C)	3.28	3,020,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 3.31% (Note C)	3.31	2,000,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 3.46% (LIQ: Fannie Mae) (Note C)	3.46	5,000,000
4,750,000	Statewide CDA Rev. Bonds (Crossing Madera) 3.46% (LOC: Citigroup, N.A.) (Note C)	3.46	4,750,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.46% (LOC: Citigroup, N.A.) (Note C)	3.46	3,340,000
8,200,000	Statewide CDA Rev. Bonds (Coventry Place Apts) 3.43% (LIQ: Fannie Mae) (Note C)	3.43	8,200,000
1,900,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.46% (LOC: Citigroup, N.A.) (Note C)	3.46	1,900,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 3.46% (LIQ: Fannie Mae) (Note C)	3.46	3,600,000
3,710,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 3.29% (LOC: Citigroup, N.A.) (Note C)	3.29	3,710,000
7,090,000	University of CA Board of Regents TECP, 3.28%, due 1/7/08	3.28	7,090,000

			300,564,331

	PUERTO RICO—10.2%
13,500,000	Commonwealth TOC’s Trust, Ser. 2001-1, 3.44% (LIQ: Bank of New York) (Notes C, E)	1.35	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.48% (LIQ: Citigroup, N.A.) (Notes C, E)	3.59	3,000,000
15,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC: Bank of Nova Scotia; BNP Paribas; Fortis Bank; Banco Bilbao Vizcaya Argentaria, S.A.; KBC Bank; Banco Santander)	4.25	15,092,850

			31,592,850

	TOTAL MUNICIPAL OBLIGATIONS (Cost $332,157,181) —106.8%		332,157,181

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(6.8)%		(21,017,416)

	NET ASSETS—100.0%		$311,139,765

Please see accompanying notes to financial statements.

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS
	NEW YORK—94.2%
$650,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 3.57% (Note C)	3.57	$ 650,000
5,000,000	Dorm. Auth. Rev. Bonds (Cornell University) 3.60%, due 11/1/07	3.60	5,000,000
115,000	Dorm. Auth. Rev. Bonds (MERLOT), Ser. A30, 3.34% (LIQ: Wachovia Bank) (Notes C, E)	3.68	115,000
1,900,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.42% (LOC: Bank of New York) (Note C)	3.42	1,900,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.27% (LOC: Citigroup, N.A.) (Note C)	3.27	2,000,000
990,000	Environmental Facs. Rev. Bonds (Putter 613) 3.48% (LIQ: JPMorgan Chase Bank, N.A.) (Notes C, E)	3.48	990,000
12,000,000	Environmental Quality GO Bonds, 3.70%, put 12/4/07 (LOC: WestLB AG)	3.70	11,999,561
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.55%, due 12/13/07 (LOC: Bayerische Landesbank GZ; Landesbank Hessen-Theuringen GZ)	3.55	2,000,000
2,500,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 3.42% (LOC: FHLB) (Note C)	3.42	2,500,000
4,500,000	GO Bonds, Ser. A, 3.70%, put 12/4/07 (LOC: Dexia Credit Local)	3.70	4,500,000
4,495,000	Haverstraw Stony Point CSD GO Bonds (Merlot), Ser. D8, 3.34% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.34	4,495,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.), Ser. A, 3.24% (LIQ: Fannie Mae) (Note C)	3.24	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 3.27% (LOC: Fleet National Bank) (Note C)	3.27	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.) 3.27% (LOC: Freddie Mac) (Note C)	3.27	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 3.26% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.26	6,600,000
5,000,000	HFA Rev. Bonds (Clinton Green South Proj.), Ser. A, 3.26% (LOC: Bank of America, N.A.) (Note C)	0.26	5,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 3.29% (LOC: FHLB) ( Note C)	3.29	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 3.28% (LOC: Fannie Mae) (Note C)	3.28	2,250,000
4,000,000	LGAC Rev. Bonds, 3.15% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	3.15	4,000,000
3,400,000	LGAC Rev. Bonds, 3.15% (LOC: Societe Generale) (Note C)	3.15	3,400,000
2,000,000	Long Island Power Auth. Rev. Bonds, 5.125%, prerefunded 6/1/08 @ 101 (Note D)	3.64	2,036,401
200,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 3.48% (LOC: State Street Bank) (Note C)	3.48	200,000
1,490,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A11, 3.34% (LIQ: Wachovia Bank) (Notes C, E)	3.34	1,490,000
425,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A33, 3.34% (LIQ: Wachovia Bank) (Notes C, E)	3.34	425,000
3,000,000	Mortgage Agency Rev. Bonds (Homeowner Mortgages) Ser. 135, 3.50% (LIQ: Dexia Credit Finance) (Note C)	3.50	3,000,000
4,100,000	Mortgage Agency Rev. Bonds (Homeowner Mortgages) Ser. 139, 3.55% (LIQ: Dexia Credit Finance) (Note C)	3.55	4,100,000
7,500,000	MTA Rev. Bonds, CP Notes, 3.75%, due 12/13/07 (LOC: ABN-AMRO Bank)	3.75	7,500,000
2,135,000	Nassau Cty. GO Bonds, 6.00%, due 7/1/08 (Insured: FGIC)	3.60	2,168,109
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ MUNITOPS) 3.48% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.48	7,000,000
2,000,000	NYC GO Bonds, 93E4, 3.49% (LOC: Fortis Bank) (Note C)	3.49	2,000,000
2,700,000	NYC GO Bonds, Ser. I6, 3.49% (LOC: Calsters) (Note C)	3.49	2,700,000
2,000,000	NYC GO Bonds, Ser. 1994 H-7, 3.47% (LIQ: State Street Bank) (Note C)	3.47	2,000,000

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$4,900,000	NYC GO Bonds, Ser. 1995 F6, 3.20% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.20	$ 4,900,000
1,620,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 3.25% (LOC: Citibank, N.A.) (Note C)	3.25	1,620,000
900,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.47% (LOC: Allied Irish Bank) (Note C)	3.47	900,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 3.47% (LOC: Wachovia Bank, N.A.) (Note C)	3.47	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.43% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.43	700,000
4,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 5A, 3.65%, due 12/20/07 (LIQ: WestLB, A.G.; Bayerische Landesbank GZ)	3.65	4,000,000
4,400,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. AA1, 3.50% (LIQ: State Street Bank; Calsters) (Note C)	3.50	4,400,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.50% (LIQ: Citibank, N.A.) (Notes C, E)	3.50	1,000,000
2,200,000	NYC Transitional Fin. Auth. Rev. Bonds (MERLOT) 3.34% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	3.34	2,200,000
960,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS), Ser. B05, 3.39% (LIQ: Wachovia Bank) (Notes C, E)	3.39	960,000
2,000,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.65%, due 12/6/07 (LIQ: JPMorgan Chase Bank; Bank of Nova Scotia; Bank of
	New York; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank)	3.65	2,000,000
5,000,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.61%, due 12/14/07 (LIQ: JPMorgan Chase Bank; Bank of Nova Scotia; Bank of New York; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank)	3.61	5,000,000
3,225,000	Suffolk Cty. TANS, 6.00%, due 2/1/08	3.58	3,244,076
2,750,000	Thruway Auth. Rev. Bonds, 5.25%, due 4/1/08 (Insured: FSA)	3.55	2,769,029
4,280,000	Thruway Auth. Service Contract Rev. Bonds (ROCS) Ser. 10132, 3.50% (LIQ: Citibank, N.A.) (Notes C, E)	3.50	4,280,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (MUNITOPS), Ser. 2002-31, 3.48% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	3.48	5,000,000
1,882,000	Wappinger GO BANS, 4.25%, due 5/2/08	3.65	1,887,500

			147,879,676

	PUERTO RICO—7.6%
5,000,000	Puerto Rico GO TRANS, 4.25%, due 7/30/08 (LOC: Bank of Nova Scotia; BNP Paribas; Fortis Bank; Banco Bibao Vizcaya Argentania, S.A.; KBC Bank; Banco Santander)	3.37	5,030,950
7,000,000	Commonwealth TOC’s Trust, Ser. 2001-1, 3.44% (LIQ: Bank of New York) (Notes C, E)	3.44	7,000,000

			12,030,950

	TOTAL MUNICIPAL OBLIGATIONS (Cost $159,910,626)—101.8%		159,910,626

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(1.8)%		(2,871,782)

	NET ASSETS—100.0%		$157,038,844

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — October 31, 2007

(A)	Variable rate securities. The rates shown are the current rates on October 31, 2007. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2007, the aggregate market value of these securities, valued at amortized cost, is $575,600,000 representing 4.4% of net assets of the Money Market Portfolio and $200,000,000 representing 8.5% of net assets of the U.S. Government Portfolio.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2007, the securities amounted to $2,679,968,034 or 20.5% of net assets of the Money Market Portfolio, $192,197,865 or 25.2% of net assets of the Municipal Portfolio, $115,153,582 or 37.0% of net assets of the California Portfolio, and $34,955,000 or 22.3% of net assets of the New York Portfolio. Other than CORSAIR Trust 1-1020, these securities have been deemed liquid by the Board of Directors.

(F)	Security may be called at issuer’s option prior to maturity date.

Description of Abbreviations

ABAG	Association of Bay Area Governments	IDA	Industrial Development Authority
AIG	American International Group	IDB	Industrial Development Board
AMBAC	American Municipal Bond Assurance Corporation	IDC	Industrial Development Corporation
BANS	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	ISD	Independent School District
COP	Certificates of Participation	LGAC	Local Government Advisory Committee
CP	Commercial Paper	LIQ	Liquidity Agreement
CSD	Consolidated School District	LOC	Letter of Credit
DFA	Developmental Finance Authority	MBIA	Municipal Bond Investors Assurance Insurance Corporation
EDA	Economic Development Authority	MERLOT	Municipal Exempt Receipt Liquidity Optional Tender
EDC	Economic Development Corporation	MFC	Multi-Family Certificates
EDR	Economic Development Revenue	MFH	Multi-Family Housing
FGIC	Financial Guaranty Insurance Company	MTA	Metropolitan Transportation Authority
FHLB	Federal Home Loan Bank	MTN	Medium Term Note
FSA	Financial Security Assurance Inc.	MUD	Municipal Urban Development
GIC	Guaranteed Investment Contract	PCR	Pollution Control Revenue Bond
GO	General Obligation	RAN	Revenue Anticipation Notes
GTY	Guarantee	ROCS	Renewable Obligation Certificates
HDA	Housing Development Authority	SBPA	Standby Bond Purchase Agreement
HDC	Housing Development Corporation	TANS	Tax Anticipation Notes
HEFA	Housing & Educational Finance Authority	TECP	Tax-Exempt Commercial Paper
HFA	Housing Finance Authority	TRANS	Tax & Revenue Anticipation Notes
HFC	Housing Finance Commission	TOC	Tender Option Certificates
		USD	Unified School District

39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio [five of the series comprising TD Asset Management USA Funds Inc. (the “Funds”)] as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio of TD Asset Management USA Funds Inc. at October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 21, 2007

40

Directors and Officers
Information (Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment adviser or TD AMERITRADE Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 1-800-431-3500; or TD AMERITRADE, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 1-800-669-3900.

Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 64	Director	Since 12/12/95	President of The Kevin Scott Dalrymple Foundation since February 2007; Chairman of CheckSpring Community Corporation from 2004 through June 2007; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, The Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	9	None

PETER B.M. EBY c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 69	Director	Since 6/6/02	Retired.	9	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 70	Director	Since 12/12/95	Vice Chairman of the Board of Trustees for Big Brothers/Big Sisters of New York City since 2000; Chairman of the Board of Trustees of the Healthcare Chaplaincy since 1990; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000 and President, and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002 and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	9	None

Interested Director

GEORGE F. STAUDTER††† c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 76	Chairman and Director	Since 12/12/95	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	9	None

41

Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

DAVID A. HARTMAN c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 61	President and Chief Executive Officer	Since 3/22/07	Since January 2006, Managing Director of the Investment Manager, from October 1995 to December 2005, Chief Investment Officer and Senior Vice President of the Investment Manager.

KERRY A. REILLY c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age 42	Secretary	Since 9/18/06	Since January 2006, employee of Citi Fund Services Ohio, Inc.; from June 2004 through May 2005, employee of CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 42	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Account Director of SEI Investments.

WILLIAM I. SONG c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 39	Chief Legal Officer, and Anti-Money Laundering Officer	Since 03/22/07	Since April 2007, General Counsel, Director and Secretary of the Investment Manager; since October 2006, Vice President and Director of the Investment Manager; from June 2000 through October 2006, attorney, United States Securities and Exchange Commission.

MICHELE R. TEICHNER c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 48	Chief Compliance Officer, Vice President, and Assistant Secretary	Since 6/11/04 and 11/2/99	Since January 2006, Managing Director, and since June 2004, Chief Compliance Officer, of the Investment Manager; Senior Vice President of TD Asset Management USA Inc. (from August 1996 to December 2005) and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2007.
†††	Mr. Staudter is considered an “interested person” of the Company under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

42

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to the Shareholders – October 31, 2007 (unaudited)

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax Exempt Income Distribution	Total	U.S. Government Interest[1]	Foreign Investors Qualified Interest Income[2]	Qualified Short-Term Capital Gain[3]
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	1.68%	100.00%	0.00%
TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	29.16%	100.00%	0.00%
TDAM Municipal Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%
TDAM California Portfolio	0.07%	0.00%	99.93%	100.00%	0.00%	100.00%	0.00%
TDAM New York Portfolio	0.03%	2.65%	97.32%	100.00%	0.00%	99.99%	100.00%
1.	U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax provided the portfolio meets certain requirements.
2.	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
3.	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

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Annual Report
October 31, 2007

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
– Institutional Class – Institutional Service Class

TDAM Institutional U.S. Government Fund
– Institutional Class – Institutional Service Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS George F. Staudter† Independent Financial Consultant	Lawrence J. Toal Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple President, The Kevin Scott Dalrymple Foundation	Peter B. M. Eby Corporate Director

EXECUTIVE OFFICERS David A. Hartman President and Chief Executive Officer	Christopher Salfi Treasurer and Chief Financial Officer

William I. Song Chief Legal Officer † Interested Director	Michele R. Teichner Chief Compliance Officer

Service Providers

Investment Manager & Administrator TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019	Transfer Agent TD AMERITRADE Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

Custodian The Bank of New York One Wall Street New York, NY 10286	Independent Directors Counsel Morrison & Foerster LLP 2000 Pennsylvania Avenue, N.W. Washington, DC 20006

Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456

2

TD ASSET MANAGEMENT USA FUNDS INC.

 Commentary
Market Review

Despite increased volatility, U.S. equity markets advanced over the fiscal year ended October 31, 2007, and outperformed bonds for another year. Investors remained largely focused on the Federal Reserve Open Market Committee (Federal Reserve) over the 12 months, as the central bank grappled with setting balanced monetary policy that would help the economy continue to grow while keeping inflation contained.

The financial markets’ strong finish to 2006 carried into the new year, as investors were optimistic to start 2007. Oil prices retreated from their record highs, signs emerged that the worst of the U.S. housing market slowdown might be over, and the Federal Reserve stopped raising interest rates.

Markets became unsettled in the early part of 2007, however, amid concern that the U.S. economy could weaken more than previously thought. Inflation showed no clear indication of easing, tempering expectations that the Federal Reserve would cut interest rates in the first half of the year to help shore up the economy. Still, equity markets found some support in continued merger and acquisition activity and solid corporate earnings growth.

Nevertheless, uncertainty resurfaced and investor sentiment turned negative mid-summer on fears that a global credit crunch, triggered by defaults in the U.S. subprime mortgage market, might dampen economic and earnings growth. Major central banks reacted quickly, injecting billions of dollars into the financial system to provide liquidity in response to the tighter credit conditions. Federal Reserve Chairman Ben Bernanke said that the Federal Reserve would “act as needed” to limit the impact of financial market turmoil on the economy. The central bank followed through by lowering the benchmark federal funds rate .50 of 1% in September - the first reduction in four years and first change since June 2006. It cut another .25 of 1% in October, taking the federal funds rate to 4.50%. The actions by the Federal Reserve and other central banks restored optimism that the fallout from the global credit crunch may be less severe than anticipated and the U.S. economy may continue to expand. As a result, financial markets bounced back in the final months of the fiscal year.

The two federal fund rate reductions calmed financial markets enough to return the focus to economic fundamentals. On that front, GDP (gross domestic product) in the calendar third quarter rose more than expected at a 4.9% annualized pace, helped by consumption, business investment, exports, government spending and non-residential construction. Despite the economy’s apparent resilience, the Federal Reserve said that “the pace of economic expansion will likely slow in the near term, partly reflecting the intensification of the housing correction.” The Federal Reserve expects the economy to improve later next year but sees some downside risks if the slowdown in the housing market spills into consumer and business spending.

As for inflation, the most recent readings remain fairly contained. The closely watched annual core rate of the Consumer Price Index rose to 2.2% in October from 2.1% in September. It was the first increase since January. Through the first 10 months of 2007, core inflation is running at 2.3%, compared with 2.8% for the same period last year. As well, the core rate of the Personal Consumption Expenditure Price Index, the preferred inflation measure of the Federal Reserve, came in at an annual rate of 1.8% in September, still within the Federal Reserve’s 1.0% to 2.0% comfort zone.

Looking ahead, however, Chairman Bernanke said there are upside risks from higher prices for oil and other commodities, as well as the weaker U.S. dollar. The price of oil reached $95 a barrel in October, up about 60% from a year ago, on falling inventories due to tight supply and a weak dollar. The dollar’s slide over the past several years versus most major currencies, including the British pound, euro and Canadian dollar, has continued in 2007, exacerbated by the Federal Reserve’s decision to reduce interest rates and expectations that rates could decline further. Such expectations exist even though the Federal Reserve indicated it might hold off on reducing rates for some time.

3

Manufacturers also feel the pinch of rising energy prices, which increase costs and erode business confidence. The ISM manufacturing index fell to its lowest level in seven months in October on fewer orders and lower production, though it remained slightly above the 50 level, indicating modest expansion.

Aside from ongoing weakness in the manufacturing sector, job growth on the whole continues at a healthy pace. The economy produced 170,000 jobs in October, about double the total forecast, after adding 96,000 positions in September. The unemployment rate was 4.7% in October, up slightly from a five-year low of 4.4% in March. Overall, the composition of job growth in September was fairly solid, as the service sector remained strong, and fears that job growth in the financial sector would be hurt in the wake of the troubled mortgage market proved to be unfounded. One element of the unemployment report that should be positive from an inflation perspective is the year-over-year increase in the average hourly earnings, which eased to 3.8% in October from 4.1% in September.

Although economic growth is expected to slow in the months ahead to an annualized rate of around 2.0%, which is below the potential rate, it is a reasonable pace considering the maturity of the business cycle. Investors will continue to watch housing data in particular to gauge whether the slowdown in the sector and delinquencies on subprime mortgages have a dampening effect on consumer confidence, and by extension consumer spending - which accounts for two-thirds of economic activity.

Performance Summary

As mentioned above, concerns that tighter credit conditions spurred by defaults in the U.S. subprime mortgage market weighed on fixed income markets in the latter part of the fiscal year. The negative sentiment affected the performance of the TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund which commenced operations on December 18, 2006.

The TDAM Short-Term Investment Fund’s performance was flat relative to its benchmark index, the Citigroup 3-Month Treasury Bill Index, for the period ending October 31, 2007. Although the Fund maintained an overweight in higher-yielding corporate securities throughout this period, the volatility in the credit markets led to a greater appreciation in higher-quality securities, such as the three-month T-bill in the benchmark.

The TDAM Short-Term Bond Fund underperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index. During this time period the Fund held a greater proportion of corporate debt than the benchmark. Volatility in the credit markets reduced the value of the corporate debt held in the Fund, while increasing the value of the Treasury securities in the benchmark.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

David A. Hartman
Managing Director
TD Asset Management USA Inc.

December 7, 2007

Investments in the Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the TDAM Institutional Money Market Fund and TDAM Institutional U.S. Government Fund seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Funds. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-866-416-4031. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

For Institutional Investor Use Only

4

For the purpose of the graphs and tables, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested.

Each graph shows the growth of a hypothetical $10,000 investment in the relevant Fund and in an appropriate broad-based securities market index for the same period. Performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than that shown here. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Fee waivers are voluntary and may be discontinued at any time. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. To obtain performance information current to the most recent month-end, visit the website at www.tdamusa.com. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TDAM Short-Term Investment Fund

Cumulative Total Returns as of 10/31/07	Since Inception (12/18/06)

TDAM Short-Term Investment Fund(1)	4.27%
Citigroup 3-Month Treasury Bill Index(2)	4.27%
(1)	Return before taxes.
(2)	The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization. An individual cannot invest directly in an index.

TDAM Short-Term Bond Fund

Cumulative Total Returns as of 10/31/07	Since Inception (12/18/06)

TDAM Short-Term Bond Fund(1)	4.37%
Merrill Lynch 1-3 Year Treasury Index(2)	5.23%
(1)	Return before taxes.
(2)	The Merrill Lynch 1-3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index (Includes approximately 160 issues in the form of publicly placed, coupon bearing U.S. Treasury debt.) The maturity range on these securities is from one to three years. This Index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975. An individual cannot Invest directly in an index.

*	These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2007 through October 31, 2007.)

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Fund Expenses (Con’t.) (Unaudited)

	Beginning Account Value 5/1/07	Ending Account Value 10/31/07	Annualized Expense Ratios 5/1/07 to 10/31/07	Expenses Paid During Period* 5/1/07 to 10/31/07

TDAM Institutional Money Market Fund - Institutional Class

Actual	$1,000.00	$1,026.30	0.20%	$1.02
Hypothetical (5% Return before expenses)	1,000.00	1,024.20	0.20%	1.02

TDAM Institutional Money Market Fund - Institutional Service Class

Actual	1,000.00	1,025.00	0.45%	2.30
Hypothetical (5% Return before expenses)	1,000.00	1,022.94	0.45%	2.29

TDAM Institutional U.S. Government Fund - Institutional Class

Actual	1,000.00	1,025.90	0.14%	0.71
Hypothetical (5% Return before expenses)	1,000.00	1,024.50	0.14%	0.71

TDAM Institutional U.S. Government Fund - Institutional Service Class

Actual	1,000.00	1,024.60	0.39%	1.99
Hypothetical (5% Return before expenses)	1,000.00	1,023.24	0.39%	1.99

TDAM Short-Term Investment Fund

Actual	1,000.00	1,023.80	0.35%	1.79
Hypothetical (5% Return before expenses)	1,000.00	1,023.44	0.35%	1.79

TDAM Short-Term Bond Fund

Actual	1,000.00	1,027.20	0.43%	2.20
Hypothetical (5% Return before expenses)	1,000.00	1,023.40	0.43%	2.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended October 31, 2007, the Fund is designating the following items with regard to distributions paid during the year:

	Ordinary Income Distribution	Total	U.S. Government Interest(1)	Foreign Investors Qualified Interest Income(2)
TDAM Institutional Money Market Fund	100.00%	100.00%	0.00%	100.00%
TDAM Institutional U.S. Government Fund	100.00%	100.00%	3.55%	99.98%
TDAM Short-Term Investment Fund	100.00%	100.00%	0.36%	99.84%
TDAM Short-Term Bond Fund	100.00%	100.00%	7.12%	100.00%
(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the period ended October 31, 2007. This amount is reflected as a percentage of net investment income distributions, Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(2)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2007. Complete information will be computed and reported in conjunction with your 2007 Form 1099-DIV.

7

Fund Summaries as of 10/31/07 (Unaudited)

Fund Composition*

All figures are shown as a percentage of the Fund’s investments. All of the Fund’s securities are in the top tier of credit quality.

TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund

Invests in high-quality money market securities.	Invests in securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities.**

By Security Type	By Security Type

A. 50.9% Bank Obligations B. 40.5% Corporate Obligations C. 8.6% Repurchase Agreements	A. 55.2% Agency Obligations B. 44.8% Repurchase Agreements

TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

Invests primarily in investment-grade debt.	Invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment grade debt obligations of banks and corporations.

By Security Type	By Security Type

A. 61.3% Corporate Obligations B. 16.9% Commercial Paper C. 15.9% Repurchase Agreements D. 2.3% Loan Participations E. 2.2% Municipal Obligations F. 1.4% Asset Backed Obligations	A. 66.9% Corporate Obligations B. 8.3% Government Agency Obligations C. 7.5% U.S. Treasury Obligations D. 7.4% Repurchase Agreements E. 7.3% Municipal Obligations F. 2.6% Commercial Paper

*	Fund composition is subject to change.
**	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

8

TABLE OF CONTENTS

Notice to Shareholders	7

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	15

TDAM Institutional Money Market Fund Schedule of Investments	20

TDAM Institutional U.S. Government Fund Schedule of Investments	22

TDAM Short-Term Investment Fund Schedule of Investments	24

TDAM Short-Term Bond Fund Schedule of Investments	26

Notes to Schedules of Investments	28

Report of Independent Registered Public Accounting Firm	29

Directors and Officers Information	30

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30, 2007 is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

9

Statements of Assets and Liabilities
October 31, 2007

	TDAM Institutional Money Market Portfolio	TDAM Institutional U.S. Government Portfolio	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

ASSETS
Cost of investments	$133,802,190	$508,398,654	$17,736,692	$19,375,476

Investments in securities, at value	$122,337,190	$280,566,654	$14,895,854	$18,012,549
Repurchase agreements, at value	11,465,000	227,832,000	2,816,000	1,443,000
Cash	—	7,979	8,019	5,985
Interest receivable	655,815	1,178,267	96,219	252,964
Due from Investment Manager	—	—	4,823	—
Prepaid expenses	4,453	4,522	3,344	3,344

TOTAL ASSETS	134,462,458	509,589,422	17,824,259	19,717,842
LIABILITIES
Payable for capital shares redeemed	—	—	57,000	—
Payable for securities purchased	—	10,301,072	500,055	1,057,325
Dividends payable to shareholders	562,587	2,056,466	24,008	30,991
Payable to Investment Manager and its affiliates (Note 3)	25,260	127,367	137	16,500
Accrued expenses	64,292	79,776	70,387	77,109
Payable to custodian	18,121	—	—	—

TOTAL LIABILITIES	670,260	12,564,681	651,587	1,181,925

NET ASSETS	$133,792,198	$497,024,741	$17,172,672	$18,535,917

Net assets consist of:
Paid-in-capital ($.0001 par value common stock,
5 billion, 4 billion, 3 billion and
5 billion shares authorized, respectively)	$133,792,370	$497,019,946	$17,196,575	$18,459,270

Accumulated net realized gains (losses) from security transactions	(172)	4,795	935	(3,426)

Net unrealized appreciation (depreciation) on investments	—	—	(24,838)	80,073

Net assets, at value	$133,792,198	$497,024,741	$17,172,672	$18,535,917

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$ 1.00	$ 1.00	N/A	N/A

	($78,362,273 ÷ 78,362,281 shares)	($297,808,605 ÷ 297,805,695 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$ 1.00	$ 1.00	N/A	N/A

	($55,429,925 ÷ 55,430,089 shares)	($199,216,136 ÷ 199,214,251 shares)

Net asset value, redemption price and offering price per share	N/A	N/A	$9.98	$10.02

			($17,172,672 ÷ 1,720,264 shares)	($18,535,917 ÷ 1,849,088 shares)

Please see accompanying notes to financial statements.

10

Statements of Operations
For the Period from December 18, 2006* through October 31, 2007

	TDAM Institutional Money Market Portfolio	TDAM Institutional U.S. Government Portfolio	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest income	$5,996,348	$21,857,695	$587,381	$599,678

EXPENSES
Shareholder servicing fees (Note 3)	144,643	419,246	—	—
Investment management fees (Note 3)	111,810	415,336	21,606	28,961
Transfer agent fees	40,316	104,252	26,358	26,435
Directors' fees (Note 4)	11,766	9,868	9,869	9,869
Professional fees	38,998	41,997	49,185	49,614
Custody fees	13,757	19,571	9,469	10,825
Shareholder reports and mailing	10,495	25,578	12,160	38,984
Registration fees	7,519	16,745	4,403	4,403
Other expenses	42,666	39,222	15,804	18,813

TOTAL EXPENSES	421,970	1,091,815	148,854	187,904

Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(49,433)	—	(109,737)	(136,410)
Reduction in custody fees due to earnings credits (Note 2)	(4,159)	(3,575)	(1,305)	(1,661)

NET EXPENSES	368,378	1,088,240	37,812	49,833

NET INVESTMENT INCOME	5,627,970	20,769,455	549,569	549,845

NET REALIZED GAINS (LOSSES) FROM
SECURITY TRANSACTIONS	(172)	4,795	935	(3,426)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	—	(24,838)	80,073

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,627,798	$20,774,250	$525,666	$626,492

*Commencement of operations

Please see accompanying notes to financial statements.

11

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund

	December 18, 2006* to October 31, 2007	December 18, 2006* to October 31, 2007
OPERATIONS:
Net investment income	$ 5,627,970	$20,769,455
Net realized gains (losses) from security transactions	(172)	4,795

Net increase in net assets from operations	5,627,798	20,774,250

DIVIDENDS TO SHAREHOLDERS:
From net investment income
Institutional Class	(2,785,193)	(12,631,381)
Institutional Service Class	(2,842,777)	(8,138,074)

Total Dividends to Shareholders	(5,627,970)	(20,769,455)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	183,453,935	634,184,217
Shares issued in reinvestment of dividends	709,909	3,225,332
Payments for shares redeemed	(105,801,563)	(339,603,854)

Net increase in net assets from Institutional Class shares	78,362,281	297,805,695

Institutional Service Class:
Proceeds from shares sold	269,349,714	523,202,604
Shares issued in reinvestment of dividends	714,313	2,357,567
Payments for shares redeemed	(214,633,938)	(326,345,920)

Net increase in net assets from Institutional Service Class shares	55,430,089	199,214,251

Net increase in net assets from capital share transactions	133,792,370	497,019,946

TOTAL INCREASE IN NET ASSETS	133,792,198	497,024,741

NET ASSETS:
Beginning of period	—	—

End of period	$133,792,198	$497,024,741

*Commencement of operations

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

	December 18, 2006* to October 31, 2007	December 18, 2006* to October 31, 2007
OPERATIONS:
Net investment income	$ 549,569	$ 549,845
Net realized gains (losses) from security transactions	935	(3,426)
Net change in unrealized appreciation (depreciation) on investments	(24,838)	80,073

Net increase in net assets from operations	525,666	626,492

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(549,569)	(549,845)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,895,545	18,218,710
Shares issued in reinvestment of dividends	449,854	415,736
Payments for shares redeemed	(1,148,824)	(175,176)

Net increase in net assets from capital share transactions	17,196,575	18,459,270

TOTAL INCREASE IN NET ASSETS	17,172,672	18,535,917

NET ASSETS:
Beginning of period	—	—

End of period	$17,172,672	$18,535,917

CAPITAL SHARES ISSUED AND REDEEMED:
Proceeds from shares sold	1,794,808	1,825,038
Shares issued in reinvestment of dividends	40,468	41,656
Payments for shares redeemed	(115,012)	(17,606)

Net capital share transactions	1,720,264	1,849,088

* Commencement of operations.

Please see accompanying notes to financial statements.

13

Financial Highlights

For the period ended October 31, 2007

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income[2]	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions

TDAM Institutional Money Market Fund[1]
Institutional Class
2007	$ 1.00	$0.045	$ —	$0.045	$(0.045)	$(0.045)
Institutional Service Class
2007	$ 1.00	$0.043	$ —	$0.043	$(0.043)	$(0.043)
TDAM Institutional U.S. Government Fund[1]
Institutional Class
2007	$ 1.00	$0.044	$ —	$0.044	$(0.044)	$(0.044)
Institutional Service Class
2007	$ 1.00	$0.042	$ —	$0.042	$(0.042)	$(0.042)
TDAM Short-Term Investment Fund[1]
2007	$10.00	$0.441	$(0.021)	$0.420	$(0.440)	$(0.440)
TDAM Short-Term Bond Fund[1]
2007	$10.00	$0.411	$ 0.017	$0.428	$(0.408)	$(0.408)

	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

TDAM Institutional Money Market Fund[1]
Institutional Class
2007	$ 1.00	4.57%	$ 78,362,273	0.20	%‡	0.25	%‡	5.16	%‡	N/A
Institutional Service Class
2007	$ 1.00	4.35%	$ 55,429,925	0.45	%‡	0.50	%‡	4.91	%‡	N/A
TDAM Institutional U.S. Government Fund[1]
Institutional Class
2007	$ 1.00	4.52%	$297,808,605	0.16	%‡	0.16	%‡	5.10	%‡	N/A
Institutional Service Class
2007	$ 1.00	4.30%	$199,216,136	0.41	%‡	0.41	%‡	4.85	%‡	N/A
TDAM Short-Term Investment Fund[1]
2007	$ 9.98	4.27%	$ 17,172,672	0.35	%‡	1.37	%‡	5.09	%‡	0.00%
TDAM Short-Term Bond Fund[1]
2007	$10.02	4.37%	$ 18,535,917	0.43	%‡	1.60	%‡	4.73	%‡	39.08%

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. This return is not annualized.
‡	Annualized.
1	Fund commenced operations on December 18, 2006.
2	Based on average shares outstanding for the period.

Please see accompanying notes to financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2007

Note 1 — Organization

TD Asset Management USA Funds Inc., (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nine funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”), (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund and the Institutional U.S. Government Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each diversified Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each non-diversified Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment grade debt obligations of banks and corporations. On December 11, 2006, the Board of Directors approved the reclassification and designation of the shares of the four Funds of the Company as follows:

Authorized Shares
Institutional Money Market Fund — Institutional Class	3 billion
Institutional Money Market Fund — Institutional Service Class	2 billion
Institutional U.S. Government Fund — Institutional Class	2 billion
Institutional U.S. Government Fund — Institutional Service Class	2 billion
Short-Term Investment Fund	3 billion
Short-Term Bond Fund	5 billion

Each of the Funds commenced operations on December 18, 2006.

Note 2 — Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. (Eastern time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2007

them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Securities and assets for which market quotations are readily available are valued at current market value for the Short-Term Investment Fund and the Short-Term Bond Fund other than securities with sixty days or less remaining until maturity, which are valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures. As necessary, each of the Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices. These Funds believe that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

Each of the Institutional Money Market Fund and Institutional U.S. Government Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Fund’s “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2007

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund and the Institutional U.S. Government Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets, with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets. For the period ended October 31, 2007, the Investment Manager voluntarily waived $49,433, $109,737 and $136,410 of its investment management fee for the Institutional Money Market Fund, the Short-Term Investment Fund and the Short-Term Bond Fund, respectively.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

TD Banknorth, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Institutional Service Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund. The shareholder servicing plan adopted by the Institutional Service Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund permits the Institutional Service Class of each such Fund to pay TD Banknorth, N.A. a monthly fee at an annual rate of up to 0.25 of 1% of its average daily net assets.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly,
2.	a meeting fee of $4,375 for each meeting attended in person,
3.	a meeting fee of $3,000 for each meeting attended by telephone,
4.	for committee meetings taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended, and
5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the Funds.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the period ended October 31, 2007 were as follows for the Short-Term Funds:

	Purchases		Sales & Maturities
Fund	U.S. Gov’t	Other	U.S. Gov’t	Other
Short-Term Investment Fund	$ 499,185	$ 3,202,218	$ —	$ —
Short-Term Bond Fund	$6,306,154	$14,463,762	$3,805,044	$526,450

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2007

Note 6 — Federal Income Taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

At October 31, 2007, the cost of investments of the Institutional Money Market Fund and the Institutional U.S. Government Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Short-Term Investment Fund and the Short-Term Bond Fund at October 31, 2007, were as follows:

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Term Investment Fund	$17,736,692	$ 3,246	$(28,084)	$(24,838)
Short-Term Bond Fund	19,375,476	93,578	(13,505)	80,073

The tax character of distributions declared for the period ended October 31, 2007 for each Fund were all ordinary income.

As of October 31, 2007, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Distributable Earnings (Accumulated Loss)
Institutional Money Market Fund	$ 562,587	$ (172)	—	$ (562,587)	$ (172)
Institutional U.S. Government Fund	2,061,261	—	—	(2,056,466)	4,795
Short-Term Investment Fund	70,384	—	(24,838)	(69,449)	(23,903)
Short-Term Bond Fund	72,477	(3,426)	80,073	(72,477)	76,647

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2007, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

Expires October 31, 2015
Institutional Money Market Fund	$ 172
Short-Term Bond Fund	3,426

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2007

Note 7 — New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

19

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS
	ASSET-BACKED OBLIGATIONS—8.2%
$ 2,000,000	Aquinas Funding, LLC, due 11/14/07 (Credit: MBIA Insurance Corporation; Rabobank Netherland) (Note D)	5.42	$ 1,996,143
2,000,000	Aquinas Funding, LLC, due 1/31/08 (Credit: MBIA Insurance Corporation; Rabobank Nederland) (Note D)	5.30	1,973,762
5,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 11/14/07 (Credit: Bank of America, N.A.) (Note D)	5.07	4,990,882
990,670	LEAF, LLC, 5.32% due 11/20/07 (Credit: AIG) (Notes A, D)	5.32	990,669
1,014,000	Ticonderoga Funding, LLC, due 11/5/07 (Credit: Bank of America, N.A.) (Note D)	5.17	1,013,420

			10,964,876

	BROKER/DEALER OBLIGATIONS—16.8%
2,000,000	Bear Stearns Co. Inc., Inc., 5.15%, due 11/15/07 (Note A)	5.06	2,000,865
3,000,000	Bear Stearns Co. Inc., Inc., 4.88%, due 11/28/07 (Note A)	4.88	3,000,000
4,000,000	Lehman Brothers Holdings, Inc., 5.08%, due 11/23/07 (Note A)	5.19	4,001,315
2,500,000	Lehman Brothers Holdings, Inc., 5.19%, due 12/27/07 (Note A)	5.15	2,500,000
5,000,000	Merrill Lynch & Co., Inc., 5.23%, due 11/15/07 (Note A)	5.19	5,001,652
2,000,000	Morgan Stanley, 4.81%, due 11/1/07 (Note A)	4.93	2,001,662
4,000,000	Morgan Stanley, 5.10%, due 11/5/07 (Note A)	5.21	4,002,722

			22,508,216

	FINANCE & INSURANCE OBLIGATIONS—15.5%
1,000,000	CIT Group Inc., due 12/5/07	5.39	995,042
2,000,000	General Electric Capital Corp., due 12/14/07	5.11	1,987,936
4,000,000	HSBC Finance Corp., 4.94%, due 11/26/07 (Note A)	4.90	4,000,774
1,350,000	MBIA Global Funding, LLC, 5.19%, due 11/13/07 (Note A)	6.22	1,347,308
2,500,000	Metropolitan Life Global Funding I, Ser. 2003-2, 4.93%, due 11/15/07 (Note A)	4.80	2,500,000
2,500,000	Metropolitan Life Global Funding I, Ser. 2005-1, 5.15%, due 11/15/07 (Note A)	5.10	2,500,953
1,500,000	Metropolitan Life Global Funding I, Ser. 2007-1, 4.99%, due 11/23/07 (Note A)	5.00	1,500,790
1,000,000	Sigma Finance Inc., due 11/13/07 (Note D)	5.58	998,167
5,000,000	Toyota Motor Credit Corp., due 9/25/08	4.10	4,927,199

			20,758,169

	TOTAL CORPORATE OBLIGATIONS—40.5%		54,231,261

	BANK OBLIGATIONS
	BANK COMMERCIAL PAPER—3.7%
2,000,000	Irish Life & Permanent PLC, due 1/2/07 (Note D)	5.31	1,999,713
3,000,000	DEPFA Bank PLC, due 1/22/08 (Note D)	5.04	2,965,560

			4,965,273

	BANK NOTES—25.9%
5,000,000	Allied Irish Banks, PLC, 5.00%, due 11/19/07 (Notes A, D)	5.00	5,000,000
4,600,000	Bank of Scotland PLC, 5.11%, due 11/9/07 (Note A)	5.11	4,600,446
2,500,000	BNP Paribas, 5.33%, due 11/7/07 (Note A)	5.33	2,500,000
2,000,000	Credit Agricole S.A., 5.18%, 12/24/07 (Note A)	5.18	2,000,000

Please see accompanying notes to financial statements.

20

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 2,000,000	Danske Bank, 4.97%, due 11/20/07 (Note A)	4.96	$ 2,000,000
4,600,000	Fifth Third Bancorp, 4.95%, 11/23/07 (Notes A, D)	4.99	4,598,286
3,000,000	Irish Life & Permanent PLC, 5.02%, due 11/23/07 (Note A)	5.00	3,000,325
5,000,000	Royal Bank of Canada, 5.17%, due 11/13/07 (Note A)	5.08	5,003,116
3,000,000	Svenska Handelsbanken AB, 5.06%, due 11/1/07 (Note A)	5.06	3,000,000
1,000,000	Wells Fargo & Co., 5.12%, due 11/15/07 (Note A)	5.12	1,000,000
2,000,000	Westpac Banking Corp., 5.10%, due 11/6/07 (Note A)	5.10	2,000,057

			34,702,230

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—0.8%
1,000,000	Deutsche Bank AG, 5.30%, due 2/19/08 (Note A)	5.30	1,000,000

	DOMESTIC BANK CERTIFICATES OF DEPOSIT—10.9%
3,000,000	Barclays Bank PLC, due 4/9/08	5.16	3,000,130
2,100,000	Canadian Imperial Bank of Commerce, due 1/9/08	5.31	2,099,428
3,000,000	Canadian Imperial Bank of Commerce, due 1/11/08	5.24	2,999,809
1,000,000	Chase Bank USA N.A., due 4/14/08	5.13	1,000,000
1,000,000	Deutsche Bank AG, 4.82%, due 11/13/07 (Note A)	4.85	999,975
2,000,000	Harris N.A., due 12/13/07	5.36	1,999,977
1,500,000	Rabobank Nederland, due 11/21/07	5.25	1,499,972
1,000,000	Rabobank Nederland, due 12/20/07	5.31	999,804

			14,599,095

	FOREIGN BANK SUPPORTED OBLIGATIONS—9.6%
1,500,000	Danske Corp., due 11/19/07(GTY: Danske Bank A/S)	5.29	1,498,293
1,000,000	Societe Generale North America Inc., 2/29/08 (GTY: Societe Generale)	5.36	982,833
4,400,000	Societe Generale North America Inc., due 11/13/07 (GTY: Societe Generale)	5.33	4,392,315
5,000,000	UBS Finance (Delaware) Inc., due 12/10/07 (GTY: UBS AG)	5.32	4,971,805
1,000,000	Westpac Banking Corp., due 12/13/07	5.11	994,085

			12,839,331

	TOTAL BANK OBLIGATIONS—50.9%		68,105,929

	REPURCHASE AGREEMENTS—8.6%
3,000,000	Bank of America Securities LLC
	• 4.93% dated 10/31/07, due 11/1/07 in the amount of $3,000,411 • fully collateralized by $3,055,263 FHLMC, coupon 6.50%, maturity 6/1/37, value $3,060,000	4.93	3,000,000

8,465,000	Deutsche Bank AG
	• 4.95% dated 10/31/07, due 11/1/07 in the amount of $8,466,164 • fully collateralized by various U.S. Government obligations, coupon range 4.50%-7.00%, maturity range 9/1/18-6/1/37, value $8,634,300	4.95	8,465,000

			11,465,000

	TOTAL INVESTMENTS (cost $133,802,190)—100%		133,802,190

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.0)%		(9,992)

	NET ASSETS—100.0%		$133,792,198

Please see accompanying notes to financial statements.

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—33.3%
$ 5,000,000	Discount Notes, due 12/19/07	5.24	$ 4,965,967
32,774,000	Mortgage-backed Discount Notes, due 11/1/07	5.24	32,774,000
10,000,000	Mortgage-backed Discount Notes, due 11/1/07	5.25	10,000,000
10,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.28	9,954,933
11,000,000	Mortgage-backed Discount Notes, due 12/3/07	5.10	10,950,622
2,783,500	Mortgage-backed Discount Notes, due 12/3/07	4.74	2,771,871
52,500,000	Mortgage-backed Discount Notes, due 1/2/08	4.68	52,082,275
420,929	Mortgage-backed Discount Notes, due 2/1/08	4.57	416,072
10,000,000	Mortgage-backed Discount Notes, due 2/1/08	4.55	9,885,000
5,000,000	Notes, 5.15%, due 11/21/07	5.15	4,999,748
5,000,000	Notes, 4.52% due 12/5/07	5.19	4,975,917
10,040,000	Notes, 4.75%, due 2/1/08	5.25	10,025,329
6,510,000	Notes, 5.75%, due 2/15/08	5.25	6,517,467
1,329,000	Notes, 4.40%, due 4/7/08	5.20	1,324,303
4,000,000	Notes, 4.30%, due 5/5/08	5.19	3,982,043

			165,625,547

	FEDERAL FARM CREDIT BANK—2.0%
10,000,000	Notes, 6.00%, due 6/11/08	6.00	10,087,573

	FEDERAL HOME LOAN BANK—14.0%
4,100,000	Discount Notes, due 11/7/07	5.19	4,096,498
10,000,000	Discount Notes, due 11/20/07	4.81	9,974,931
10,000,000	Discount Notes, due 1/11/08	4.72	9,908,094
1,100,000	Notes, 3.16%, due 11/19/07	5.20	1,098,919
17,000,000	Notes, 4.88%, due 1/30/08	4.88	17,002,347
3,000,000	Notes, 4.43%, due 4/7/08	5.22	2,989,438
1,380,000	Notes, 5.93%, due 4/9/08	5.20	1,383,916
18,000,000	Notes, due 11/18/07	5.44	18,004,783
5,000,000	Notes, due 11/23/07	5.36	5,000,000

			69,458,926

	FREDDIE MAC—7.1%
20,000,000	Discount Notes, due 1/7/08	5.23	19,810,353
10,000,000	Discount Notes, due 1/14/08	4.71	9,904,314
5,000,000	Discount Notes, due 3/20/08	5.19	4,903,458
780,000	Notes, 3.25%, due 1/28/08	5.20	776,483

			35,394,608

Please see accompanying notes to financial statements.

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT

		ANNUALIZED YIELD (%)	VALUE

	REPURCHASE AGREEMENTS—45.9%
$100,000,000	Bank of America Securities LLC
	• 4.93% dated 10/31/07, due 11/1/07 in the amount of $100,013,694 • fully collateralized by $100,559,288 FHLMC, coupon 6.00%, maturity 10/1/37, value $102,000,001	4.93	$100,000,000

100,000,000	Citigroup
	• 4.82% dated 10/31/07, due 11/1/07 in the amount of $100,013,389 • fully collateralized by various U.S. Government obligations, coupon range 4.50%-6.50%, maturity range 7/1/20-9/1/37, value $102,000,000	4.82	100,000,000

27,832,000	Deutsche Bank AG
	• 4.95% dated 10/31/07, due 11/1/07 in the amount of $27,835,827 • fully collateralized by various U.S. Government obligations, coupon range 5.00%-7.00%, maturity range 4/20/33-10/1/37, value $28,388,640	4.95	27,832,000

			227,832,000

	TOTAL INVESTMENTS (cost $508,398,654) —102.3%		508,398,654

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.3)%		(11,373,913)

	NET ASSETS—100.0%		$497,024,741

Please see accompanying notes financial statements.

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	CORPORATE OBLIGATIONS
	BANK OBLIGATIONS—10.5%
$ 100,000	Bank of America N.A., due 8/15/08	3.25	$ 98,639
400,000	Fifth Third Bancorp, due 8/22/08 (Notes A, D)	4.95	400,044
100,000	FleetBoston Financial Corp., due 12/1/09	7.38	104,466
400,000	HBOS Treasury Services PLC, MTN, due 9/8/08 (Notes A, D)	5.11	399,408
400,000	Irish Life & Permanent PLC, due 8/21/08 (Notes A, D)	5.02	398,776
150,000	Washington Mutual Inc., due 3/20/08 (Note A)	5.74	149,682
250,000	Wells Fargo, due 8/15/08	4.00	247,754

			1,798,769
	BANK LOAN—1.8%
300,000	ILH LLC, Ser. 2005, 11/1/35 (Note A)	4.94	300,000

	FINANCIALS—40.8%
100,000	Bear Stearns Co. Inc., due 7/2/08	2.88	98,246
500,000	Bear Stearns Co. Inc., MTN, Ser. B, due 1/30/09 (Note A)	5.28	495,308
100,000	CIT Group Inc., due 10/15/08	5.88	99,887
250,000	CIT Group Inc., MTN, due 5/23/08 (Note A)	5.70	246,355
400,000	CIT Group Inc., MTN, due 2/21/08 (Note A)	5.57	396,722
200,000	Capital One Financial, Ser. POWR, due 8/1/08	7.13	202,575
500,000	Caterpillar Financial, due 11/15/08	5.00	497,665
200,000	John Deere Capital Corp., due 1/15/08	3.90	199,491
140,000	John Deere Capital Corp., MTN due 4/15/08 (Note A)	5.41	140,146
700,000	Goldman Sachs Group, MTN, Ser. B, due 12/22/08 (Note A)	5.30	698,382
593,000	HSBC Finance Corp., due 11/15/08	6.50	600,651
100,000	International Leasing Finance Corp., due 2/15/08	4.75	99,807
500,000	International Leasing Finance Corp., MTN, Ser. Q, due 6/2/08	4.63	498,099
150,000	JPMorgan Chase Co., due 5/1/08	3.63	148,865
400,000	Lehman Brothers Holdings, Inc., MTN, due 10/22/08 (Note A)	5.27	397,968
200,000	Merrill Lynch & Co., due 4/27/08	7.00	200,814
500,000	Merrill Lynch & Co., MTN, due 10/27/08 (Note A)	4.83	497,444
500,000	Met Life Global Funding, due 8/6/08 (Note D)	5.15	499,619
400,000	Morgan Stanley, MTN, Ser. EXL, due 9/3/08 (Note A)	5.21	398,844
300,000	Safeco Corp., due 2/1/08	4.20	299,643
300,000	Textron Financial Corp., due 3/3/08	4.13	299,244

			7,015,775

	INDUSTRIALS—9.5%
100,000	Comcast of Delaware LLC, due 9/1/08	9.00	102,848
100,000	DaimlerChrysler N.A. Holdings Corp., due 1/15/07	4.75	99,859
550,000	Diageo Capital PLC, due 11/10/08, MTN (Note A)	5.48	548,739
250,000	Comcast Cable Communications LLC, due 4/15/08	7.63	252,492
100,000	Kraft Foods Inc., due 10/1/08	4.00	99,114
430,000	Marriott International Inc., Ser. E, due 1/15/08	7.00	431,072
100,000	Motorola Inc., due 11/16/07	4.61	99,976

			1,634,100

	TRANSPORTATION SERVICES—0.6%
100,000	FedEx Corp., due 8/15/09	5.50	100,800

	TOTAL CORPORATE OBLIGATIONS—63.2%		10,849,445

Please see accompanying notes to financial statements.

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	ASSET BACKED OBLIGATION—1.5%
$ 260,000	Aquinas Funding LLC, 3/21/08 (Notes C, D)	6.23	$ 259,645

	MUNICIPAL OBLIGATIONS—2.3%
400,000	Warren County IDA, taxable (Stupps Brothers,) Ser. B-2, Revenue Bonds, due 12/1/18 (LOC: Bank of America, N.A.) (Note A)	5.35	400,000

	LOAN PARTICIPATION—2.3%
400,000	AXA Equitable Life Insurance Co., due 3/21/08 LP (Notes A, B)	5.26	400,264

	BANK COMMERCIAL PAPER—15.4%
500,000	Cafco LLC, due 3/5/08 (Note C)	6.03	489,844
500,000	Cadbury Schweppes, due 11/14/07 (Note C)	5.70	498,976
700,000	General Electric Capital Corp., due 11/6/07 (Note C)	5.34	699,492
452,000	JPMorgan Chase Bank, due 11/27/07 (Note C)	5.33	450,296
500,000	UBS Finance Delaware Inc., due 11/13/07 (Note C)	5.33	499,128

			2,637,736

	INDUSTRIAL COMMERCIAL PAPER—2.0%
350,000	Kellogg Co., due 5/4/07 (Note D)	5.29	348,765

	REPURCHASE AGREEMENTS—16.4%
1,500,000	Bank of America Securities LLC
	• 4.93% dated 10/31/07, due 11/1/07 in the amount of $1,500,205 • fully collateralized by $1,527,632 FHLMC, coupon 6.50%, maturity 6/1/37, value $1,530,001	4.93	1,500,000

1,316,000	Deutsche Bank AG
	• 4.95% dated 10/31/07, due 11/1/07 in the amount of $1,316,181 • fully collateralized by $1,287,673 FNMA, coupon 7.00%, maturity 8/1/37, value $1,342,320	4.95	1,316,000

			2,816,000

	TOTAL INVESTMENTS (cost $17,736,692) —103.1%		17,711,854

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(3.1)%		(539,182)

	NET ASSETS—100.0%		$17,172,672

Please see accompanying notes to financial statements.

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	CORPORATE OBLIGATIONS
	BANK OBLIGATIONS—14.5%
$ 300,000	Santander Central Hispano Issuances Ltd, due 9/14/10	7.63	$ 321,285
625,000	Centura Bank, Ser. BKNT, due 3/15/09	6.50	636,825
400,000	Deutsche Bank Financial, due 4/25/09	7.50	413,888
400,000	FleetBoston Financial Corp., due 12/1/09	7.38	417,866
300,000	Greenpoint Financial Corp., due 6/6/08	3.20	295,555
500,000	Washington Mutual, due 1/5/09	4.00	489,852
120,000	Washington Mutual, due 8/25/09	4.50	118,498

			2,693,769

	FINANCIALS—37.6%
400,000	American General Finance, MTN, Ser. G, due 9/1/09	5.38	402,151
600,000	Bear Stearns Co. Inc., due 12/7/09	7.63	624,024
400,000	CIT Group Inc., due 10/15/08	5.88	399,548
301,000	CIT Group Inc., due 4/1/09	3.38	290,780
320,000	Caterpillar Financial Services Corp., MTN, Ser. F, due 3/4/09	4.35	316,952
280,000	JPMorgan Chase & Co., due 6/15/09	7.13	288,817
400,000	John Deere Capital Corp., due 1/15/08	3.90	398,982
425,000	Duke Realty Corp., due 1/15/10	5.25	424,241
500,000	Goldman Sachs Group LP, due 6/15/10	4.50	493,274
500,000	HSBC Financial Corp., Ser. NOTZ, due 9/15/09	6.30	508,577
250,000	International Lease Finance Corp., MTN, Ser. O, due 11/1/09	4.38	248,232
500,000	Merrill Lynch & Co Inc., Ser. C, MTN, due 2/8/10	4.25	487,810
775,000	Morgan Stanley, due 1/15/10	4.00	757,390
500,000	Pitney Bowes Credit Corp., due 9/15/09	8.55	532,872
300,000	Safeco Corp., due 2/1/08	4.20	299,643
500,000	Textron Financial Corp. due 11/1/10	5.13	498,664

			6,971,957

	INDUSTRIALS—16.2%
750,000	Arden Realty LP, due 11/15/10	8.50	832,842
400,000	Comcast of Delaware LLC, due 9/1/08	9.00	411,392
200,000	DaimlerChrysler N.A. Holdings Corp. LLC, due 1/15/08	4.75	199,718
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	678,474
300,000	Kraft Foods Inc., due 10/1/08	4.00	297,341
280,000	Motorola Inc., due 11/16/07	4.61	279,933
300,000	Time Warner, Inc., due 9/1/08	7.25	304,071

			3,003,771

	TRANSPORTATION SERVICES—1.1%
200,000	FedEx Corp., due 8/15/09	5.50	201,599

	UTILITY—0.7%
130,000	Duke Energy Indiana, due 7/15/09 (Credit: MBIA Insurance Corporation)	8.00	136,085

	TOTAL CORPORATE OBLIGATIONS—70.1%		13,007,181

Please see accompanying notes to financial statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
October 31, 2007

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	GOVERNMENT AGENCY OBLIGATIONS—8.8%
$ 300,000	Fannie Mae, due 6/30/10	3.27	$ 291,678
500,000	Federal Home Loan Bank, due 11/13/09	6.50	520,565
500,000	Federal Home Loan Bank, due 2/9/10	4.30	499,305
300,000	Federal Home Loan Bank, due 11/15/11	5.63	311,295

			1,622,843

	U.S. TREASURY OBLIGATIONS—7.9%
240,000	U.S. Treasury Note, due 11/15/09	4.63	243,263
1,200,000	U.S. Treasury Note, due 5/15/10	4.50	1,217,345

			1,460,608

	MUNICIPAL OBLIGATIONS—7.7%
625,000	New Jersey Economic Development Authority, Ser. E, due 4/1/09	5.00	625,950
810,000	New York Urban Development Corp., due 12/15/10	4.22	796,991

			1,422,941

	COMMERCIAL PAPER—2.7%
500,000	Cadbury Schweppes, due 11/14/07 (Note C)	5.70	498,976

			498,976

	REPURCHASE AGREEMENTS—7.8%
1,000,000	Bank of America Securities LLC
	• 4.93% dated 10/31/07, due 11/1/07 in the amount of $1,000,137 • fully collateralized by $1,018,421 FHLMC, coupon 6.50%, maturity 6/1/37, value $1,020,000	4.93	1,000,000

443,000	Deutsche Bank Securities Inc.
	• 4.95% dated 10/31/07, due 11/1/07 in the amount of $443,061 • fully collateralized by $451,334 FNMA, coupon 6.00%, maturity 5/1/37, value $451,861	4.95	443,000

			1,443,000

	TOTAL INVESTMENTS (cost $19,375,476) —105.0%		19,455,549

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(5.0)%		(919,632)

	NET ASSETS—100.0%		$18,535,917

Please see accompanying notes to financial statements.

27

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — October 31, 2007

(A)	Variable rate securities. The rates shown are the current rates on October 31, 2007. Dates shown represent the next interest reset date.
(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2007, the aggregate market value of these securities, valued at amortized cost, is $400,264 or 2.3% of net assets of the Short-Term Investment Fund.
(C)	The rate shown is the effective yield at time of purchase.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2007, these securities amounted to $26,526,602 or 19.8% of net assets of the Institutional Money Market Fund and $1,957,492 or 11.4% of net assets of the Short-Term Investment Fund. These securities have been deemed liquid by the Board of Directors.

Description of Abbreviations
October 31, 2007

AIG	American International Group
CP	Commercial Paper
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
GTY	Guarantee
IDA	Industrial Development Authority
MTN	Medium Term Note
MBIA	Municipal Bond Investors Assurance

28

Report of Independent Registered
Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund (four of the series comprising the TD Asset Management USA Funds (the “Funds”)) as of October 31, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period December 18, 2006 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund of TD Asset Management USA Funds Inc. at October 31, 2007, and the results of their operations, the changes in their net assets, and the financial highlights for the period December 18, 2006 (commencement of operations) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 21, 2007

29

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Customer Service, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031.

Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 64	Director	Since 12/12/95	President of The Kevin Scott Dalrymple Foundation since February 2007; Chairman of CheckSpring Community Corporation from 2004 through June 2007; Chief Executive Officer of American Red Cross (Nassau County Chapter) from June 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, The Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002; Director of the Council of Independent Colleges since 2000.	9	None

PETER B.M. EBY c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 69	Director	Since 6/6/02	Retired.	9	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 70	Director	Since 12/12/95	Vice Chairman of the Board of Trustees for Big Brothers/Big Sisters of New York City since 2000; Chairman of the Board of Trustees of the Healthcare Chaplaincy since 1990; Chairman, President and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000 and President, and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002 and Chief Executive Officer of The Dime Savings Bank of New York, FSB from January 1997 to February 2002.	9	None

Interested Director

GEORGE F. STAUDTER††† c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 76	Chairman and Director	Since 12/12/95	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	9	None

30

Name, Address And Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

DAVID A. HARTMAN 31 West 52nd Street New York, NY 10019 Age 61	President and Chief Executive Officer	Since 3/22/07	Since January 2006, Managing Director of the Investment Manager, from October 1995 to December 2005, Chief Investment Officer and Senior Vice President of the Investment Manager.

KERRY A. REILLY c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age 42	Secretary	Since 9/18/06	Since January 2006, employee of Citi Fund Services Ohio, Inc.; from June 2004 through May 2005, employee of CitiStreet LLC; from June 1987 through October 2001, employee of Fidelity Investments.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 42	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Account Director of SEI Investments.

WILLIAM I. SONG 31 West 52nd Street New York, NY 10019 Age 39	Chief Legal Officer, and Anti-Money Laundering Officer	Since 03/22/07	Since April 2007, General Counsel, Director and Secretary of the Investment Manager; since October 2006, Vice President and Director of the Investment Manager; from June 2000 through October 2006, attorney, United States Securities and Exchange Commission.

MICHELE R. TEICHNER c/o TD Asset Management USA Inc. 31 West 52nd Street New York, NY 10019 Age 48	Chief Compliance Officer, Vice President, and Assistant Secretary	Since 6/11/04 and 11/2/99	Since January 2006, Managing Director, and since June 2004, Chief Compliance Officer, of the Investment Manager; Senior Vice President of TD Asset Management USA Inc. (from August 1996 to December 2005) and TD Waterhouse Investor Services, Inc. from June 1997 to December 2005.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2007.
†††	Mr. Staudter is considered an “interested person” of the Company under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

31

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as a Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal, who are each “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2006 – $100,000 2007 – $197,500

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2006 – $7,500 for review of the Registration Statement on Form N-14 relating to the merger with TD Waterhouse Plus Funds, Inc. 2007 – $0

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2006 – $46,100 2007 – $82,200

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2006 – $0 2007 – $0

        (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants, the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provides ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

        The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2006 – 0% 2007 – 0%

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

        Not applicable.

        (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2006 – $0 2007 – $0

        (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

        Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/  David A. Hartman, President
                                              David A. Hartman, President

Date January 4, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David A. Hartman, President
                                               David A. Hartman, President

Date January 4, 2008

By (Signature and Title)*    /s/ Christopher Salfi, Treasurer
                                                Christopher Salfi, Treasurer

Date January 4, 2008

*	Print the name and title of each signing officer under his or her signature.